--------------------------------------------------------------------------------
THE STRONG
CASH MANAGEMENT FUNDS

SEMI-ANNUAL REPORT o AUGUST 31, 1997

                          [PHOTO OF CHILDREN LAUGHING]

                         THE STRONG HERTIAGE MONEY FUND
                     --------------------------------------
                     THE STRONG MUNICIPAL MONEY MARKET FUND
                     --------------------------------------
                      THE STRONG MUNICIPAL ADVANTAGE FUND
                     --------------------------------------
                           THE STRONG ADVANTAGE FUND


                                 [STRONG LOGO]
                                  STRONG FUNDS

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common-sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

--------------------------------------------------------------------------------
                                         [PICTURE OF FOLDER LABELED INVESTMENTS]
1. HAVE A PLAN. Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

--------------------------------------------------------------------------------
                                                              [PICTURE OF CLOCK]
2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

--------------------------------------------------------------------------------
                                 [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION]
3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

--------------------------------------------------------------------------------
                                            [PICTURE OF MEMO REMINDER TO INVEST]
4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

--------------------------------------------------------------------------------
                                               [PICTURE OF GRAPH SLOPING UPWARD]
5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and of principal loss.

--------------------------------------------------------------------------------
              [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]
6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

--------------------------------------------------------------------------------
                                                        [PICTURE OF DOLLAR SIGN]
7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

--------------------------------------------------------------------------------
                                                   [PICTURE OF MAGNIFYING GLASS]
8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions...request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

--------------------------------------------------------------------------------
THE STRONG
CASH MANAGEMENT FUNDS

SEMI-ANNUAL REPORT o AUGUST 31, 1997


                                TABLE OF CONTENTS

INVESTMENT REVIEWS
     The Strong Heritage Money Fund .......................................2

     The Strong Municipal Money Market Fund ...............................4

     The Strong Municipal Advantage Fund ..................................6

     The Strong Advantage Fund ............................................8


FINANCIAL INFORMATION
     Schedules of Investments in Securities

         The Strong Heritage Money Fund ..................................10

         The Strong Municipal Money Market Fund ..........................14

         The Strong Municipal Advantage Fund .............................22

         The Strong Advantage Fund .......................................27

     Statements of Assets and Liabilities ................................32

     Statements of Operations ............................................33

     Statements of Changes in Net Assets .................................34

     Notes to Financial Statements .......................................35


FINANCIAL HIGHLIGHTS .....................................................38

THE STRONG HERITAGE MONEY FUND


OUR PRIMARY MEANS OF ADDING VALUE OVER THE PAST SIX MONTHS HAS BEEN THROUGH SECURITY SELECTION.

The Strong Heritage Money Fund seeks current income, a stable share price, and daily liquidity. The Fund invests in corporate, bank, and government instruments that present minimal credit risk.(1)

The Strong Heritage Money Fund continued to perform very well over the past six months. Through August 31, 1997, Lipper Analytical Services, Inc. ranked the Fund in the top 1% of money funds for the 6-month, 1-year, and since-inception periods, out of 308, 294, and 267 money market funds, respectively, based on total returns.(2)


================================
      YIELD SUMMARY(2)
       As of 8-29-97
================================

7-DAY CURRENT YIELD        5.40%

7-DAY EFFECTIVE YIELD      5.55%

AVERAGE MATURITY         42 DAYS
================================

At the beginning of the Fund's fiscal year in March, money market yields rose in anticipation of an interest-rate hike from the Federal Reserve. The Fed obliged in late March by raising its target rate for Federal Funds by 25 basis points to 5.50%. Following the Fed's move, short-term rates stabilized. Commercial paper yields ended the six-month period higher, exactly reflecting the amount of the Fed's rate hike.

The relative stability of short-term interest rates can be attributed to a consistently benign economic environment. While Gross Domestic Product growth has remained firm, no signs of a significant risk of higher inflation have emerged. The absence of inflationary pressure, in turn, has kept the Federal Reserve on the sidelines since the rate increase in March. With no realistic threat of a change in monetary policy, money market rates have had little reason to vary.

The very low degree of volatility in short-term rates has kept us from using duration management to add value to the Fund for most of 1997. Because our analysis has indicated that the Federal Reserve has had no reason to either raise or lower its rate targets, we have maintained a neutral average maturity. Similarly, the shape of the money market yield curve has remained fairly stable, particularly over the past three months, preventing us from making strategic plays to benefit from any shifts in it.

Therefore, our primary means of adding value over the past six months has been through security selection. Certain issues of asset-backed commercial paper in particular have offered us the opportunity to pick up a few extra basis points of yield.

OUTLOOK
We don't see too many clouds on the horizon at present. The most likely scenario we envision is that the U.S. economy will continue to generate decent growth with little inflationary pressure.

Even with both labor and industrial production running near capacity, the tendency for consumer and producer prices to move upward has yet to appear in this economic cycle. With inflation tame, employment high, and growth satisfactory, the Federal Reserve is likely to leave monetary policy on hold for the next quarter or two. Consequently, short-term interest rates should continue to be fairly stable. Thus we intend to keep our portfolio approach unchanged.

[PHOTO OF JAY N. MUELLER]

As always, we thank you for your confidence. We remain committed to meeting your investment needs in the future.

Sincerely,

/s/Jay N. Mueller

Jay N. Mueller
Portfolio Manager


================================================================================
                          3-MONTH TREASURY BILL YIELDS
                                 Through 8-31-97
================================================================================
[GRAPH]

8-96              5.28%
9-96              5.03%
10-96             5.14%
11-96             5.12%
12-96             5.17%
1-97              5.14%
2-97              5.21%
3-97              5.32%
4-97              5.23%
5-97              4.93%
6-97              5.16%
7-97              5.23%
8-97              5.21%

Source: Bloomberg

================================================================================


1 Investments in the Fund are neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain its stable net asset value of $1.00 per share.

2 Yields are annualized for the 7-day period ended 8-29-97. Effective yields reflect the compounding of income. Yields and rankings are historical and do not represent future results. Yields will fluctuate. The Fund's Advisor temporarily waived 0.20% in management fees and absorbed 0.09% in expenses for the Fund. Otherwise, the Fund's current yield would have been 5.11%, and its effective yield would have been 5.24%.

THE STRONG MUNICIPAL MONEY MARKET FUND


THROUGHOUT THIS PERIOD, WE KEPT THE FUND'S MATURITY CONSIDERABLY LONGER THAN MARKET LEVELS.

The Strong Municipal Money Market Fund seeks federally tax-exempt current income, a stable share price, and daily liquidity. The Fund invests in high-quality, short-term municipal obligations that present minimal credit risk.(1)

Our goal is to provide a steady stream of tax-exempt income, consistent with our objective of a stable share price and daily liquidity. This Fund can offer a conservative shelter for a portion of an investor's assets while still making a contribution to the returns of a balanced portfolio.

================================
        YIELD SUMMARY(3)
         As of 8-29-97
================================

7-DAY CURRENT YIELD        3.37%

7-DAY EFFECTIVE YIELD      3.42%

AVERAGE MATURITY         53 DAYS
================================


ADDING TO A RECORD OF OUTSTANDING PERFORMANCE

For the six months ended August 31, 1997, the Strong Municipal Money Market Fund earned a #1 ranking among 138 tax-exempt money market funds tracked by Lipper Analytical Services, Inc., based on total return. This builds on a record that includes #1 Lipper rankings for the one-, three-, five-, and ten-year periods, and since inception, out of 136, 119, 97, 58, and 57 funds, respectively.(2)

As of August 29, 1997, the Municipal Money Market Fund's 7-day current yield was 3.37%. Its 7-day effective yield--which reflects compounding-- was 3.42%.(3) For investors in the 36% tax bracket, the taxable equivalent yield was 5.34%.


A LOOK AT THE MARKETS

For the first months of this fiscal year, interest rates for both short- and long-term bonds moved upward. From a starting point of 5.67%, yields on one-year T-bills rose to as high as 6.06% by the end of April. From that time through July, rates trended generally downward, landing as low as 5.42%. In August, the market entered a period of consolidation, with rates settling into a tight range just below 5.60%.

Throughout this period, we kept the Fund's maturity considerably longer than market levels. This positioning--while well within traditional money-market range--helped us to maintain a competitive yield for the Fund. This remains a very conservative Fund, but we do seek out appropriate opportunities to add to the tax-exempt yield we deliver to shareholders.


OUR APPROACH

Another way we have sought to improve our yield while preserving safety is working with smaller, regional brokerages, in addition to large, leading Wall Street firms. These specialized brokerages don't have the instant name recognition enjoyed by some of their larger industry peers, so the issues they sponsor often offer slightly higher yields to attract attention.

Also, we include some securities whose income may be subject to the Alternative Minimum Tax. While we are very conscious of the tax implications of these issues for those shareholders who are subject to this tax, we believe that simply to reject AMT paper completely would be to cut the Fund off from some of the market's more attractive issues. Overall, our relationships with smaller brokerages and our willingness to consider AMT issues brings to the Fund a larger field of investments than would otherwise be available.

PRESERVING LIQUIDITY

To help ensure that the Fund remains extremely liquid even as we explore a broader range of municipal money-market instruments, we keep about 65% of assets in daily and weekly issues--those that can be most readily converted to cash.

Because daily issues are relatively low-yielding, we limit that position to an amount ample to meet daily demands. Weekly issues are almost as liquid, but deliver slightly higher yield to the Fund and its shareholders. Also enhancing the Fund's liquidity and stability of principal is our continuing emphasis on quality in the issues we buy.


LOOKING FORWARD

We're not anticipating any significant change to our approach over the remainder of the fiscal year. Absent any significant volatility in interest rates, we will likely keep our average maturity longer than market levels. We'll also continue to explore issues from regional brokerages as well as AMT paper to identify what we believe are the municipal money market securities that will best serve our shareholders.

We'd like to welcome our many new shareholders, and also express gratitude to those who've been with us for a while. Thank you for investing in the Strong Municipal Money Market Fund. We look forward to continuing to help you pursue your important financial goals.

[PHOTO OF STEVEN D. HARROP]

Sincerely,

/s/Steven D. Harrop

Steven D. Harrop
Portfolio Manager

================================================================================
                          EQUIVALENT TAXABLE YIELDS(3)
                                  As of 8-29-97
================================================================================

                                                     YOUR TAX-EXEMPT EFFECTIVE
                                         MARGINAL   YIELD OF 3.42% IS EQUIVALENT
  JOINT RETURN        SINGLE RETURN      TAX RATE      TO A TAXABLE YIELD OF:
--------------------------------------------------------------------------------
  $41,201-99,600      $24,651-59,750      28.0%              4.75%
 ................................................................................
  $99,601-151,750     $59,751-124,650     31.0%              4.96%
 ................................................................................
  $151,751-271,050    $124,651-271,050    36.0%              5.34%
 ................................................................................
  Over $271,050       Over $271,050       39.6%              5.66%
 ................................................................................


  The chart reflects 1997 marginal federal tax rates before limitations and phase-outs. Individuals with adjusted gross income in excess of $121,200 should consult their tax advisor to determine their actual 1997 marginal tax rate. The Fund's income may be subject to state and local taxes and, depending on your tax status, the Alternative Minimum Tax.
================================================================================

1 An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable share price of $1.00.

2 The since-inception ranking is based on performance from 10-31-86 to 8-29-97 for Tax-Exempt Money Market funds tracked by Lipper. From time to time, the Fund's Advisor has waived its management fee, which has resulted in higher returns. Source: Lipper Analytical Services, Inc.

3 Yields are annualized for the 7 days ended 8-29-97, are historical, and will vary. Effective yield assumes reinvested income.

THE STRONG MUNICIPAL ADVANTAGE FUND


WHILE PURSUING SUPERIOR RESULTS, WE NONETHELESS STRIVE TO KEEP THE FUND VERY LIQUID.

The Strong Municipal Advantage Fund seeks federally tax-exempt current income with a very low degree of share-price fluctuation. The Fund invests primarily in ultra short-term, investment-grade municipal obligations. It normally maintains an average effective maturity of one year or less.

========================================
       PORTFOLIO STATISTICS
           As of 8-29-97
========================================

30-DAY ANNUALIZED YIELD(2)     4.12%

AVERAGE EFFECTIVE MATURITY(3)  0.9 YEARS

AVERAGE QUALITY RATING(4)      A
========================================

The Strong Municipal Advantage Fund is the first mutual fund to combine the benefits of ultra-short bonds with the tax advantages of municipal investing. Unlike money funds, which seek to maintain a $1.00 share price, the Fund does allow for a small degree of share-price fluctuation. This allows it to pursue higher yields and returns than tax-free money funds.


BUILDING ON A SOLID START

For the year-to-date period ended August 31, 1997, the Fund ranked #5 out of 29 short-term municipal bond funds based on total return, according to Lipper Analytical Services, Inc.(1)

A large component of the Fund's strong return was its yield. As of August 29, the Fund's 30-day current yield stood at 4.12%.(2) For investors in the 36% tax bracket, the taxable equivalent yield was 6.44%.

We've been able to deliver those results while keeping the Fund's NAV in a narrow range. The Fund has posted yields that exceed money market yields by 50 basis points and more. That's an attractive premium for investors who don't require absolute stability of principal.

While pursuing superior results, we nonetheless strive to keep the Fund very liquid, mindful that many of our investors use this investment to meet shorter-term needs. To that end, we keep about one third of assets in daily and weekly issues, which can be readily converted to cash. We anticipate maintaining this positioning going forward. It serves as a steadying force and helps to keep NAV fluctuation low despite gyrations in the market.


A LOOK AT THE MARKETS AND OUR APPROACH

For roughly the first three months of this fiscal year, interest rates for both short- and long-term bonds moved upward. From a starting point of 5.67%, yields on one year T-bills rose to as high as 6.06% by the end of April. From that time through July, rates trended generally downward, landing as low as 5.42%. In August, the market entered a period of consolidation, with rates settling into a tight range just below 5.60%.

One way we have sought to enhance yield is by working with smaller, regional brokerages, in addition to large, well-established Wall Street firms. These specialized brokerages don't have the instant name recognition enjoyed by some of their larger industry peers, so the issues they sponsor often offer slightly higher yields to attract attention.

We also include some securities whose income may be subject to the Alternative Minimum Tax. While we are conscious of the tax implications of these issues for some shareholders, we believe that to reject AMT paper completely would be to cut the Fund off from many of the market's more attractive issues.

================================================================================
                          EQUIVALENT TAXABLE YIELDS(2)
                                  As of 8-29-97
================================================================================

                                                      YOUR TAX-EXEMPT EFFECTIVE
                                         MARGINAL   YIELD OF 4.12% IS EQUIVALENT
  JOINT RETURN        SINGLE RETURN      TAX RATE      TO A TAXABLE YIELD OF:
--------------------------------------------------------------------------------
  $41,201-99,600      $24,651-59,750      28.0%              5.72%
 ................................................................................
  $99,601-151,750     $59,751-124,650     31.0%              5.97%
 ................................................................................
  $151,751-271,050    $124,651-271,050    36.0%              6.44%
 ................................................................................
  Over $271,050       Over $271,050       39.6%              6.82%
 ................................................................................

  The chart reflects 1997 marginal federal tax rates before limitations and phase-outs. Individuals with adjusted gross income in excess of $121,200 should consult their tax advisor to determine their actual 1997 marginal tax rate. The Fund's income may be subject to state and local taxes and, depending on your tax status, the Alternative Minimum Tax.
================================================================================

Overall, our relationships with smaller brokerages and our willingness to consider AMT issues brings to the Fund a larger field of investments than would otherwise be available.

Finally, we have also taken a small position in non-investment-grade paper. The prospectus limits us to 10% of assets in these issues, and our own investment philosophy at this time has kept it lower than that. We are still very conscious of preserving the overall quality of the Fund, and this position allows us to strive to improve the yield without undercutting that profile.


LOOKING AHEAD

Looking forward, we intend to keep with the strategy that has worked well over the past six months.

The Fund continues to enjoy strong cash inflows, with assets under management now reaching $870 million. Finding enough municipal securities that together will keep the Fund's maturity in the ultra-short range, deliver yield, and maintain a strong quality profile is clearly a challenge. We are dedicated to canvassing the market to find the issues that will keep these objectives aligned.

[PHOTO OF STEVEN D. HARROP]

We appreciate the confidence our shareholders have shown us in just a short period of operation. We thank you for the opportunity to serve your investment needs, and look forward to helping you pursue your financial goals for years to come.

Sincerely,

/s/Steven D. Harrop

Steven D. Harrop
Portfolio Manager

================================================================================
                     GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 11-30-95 to 8-31-97
================================================================================
[GRAPH]

                                      Lehman Brothers         Lipper Short
           THE STRONG MUNICIPAL       Municipal 1-Year       Municipal Debt
              ADVANTAGE FUND            Bond Index*           Funds Index*
11-95             10,000                   10,000                10,000
12-95             10,086                   10,038                10,041
3-96              10,145                   10,127                10,100
6-96              10,272                   10,226                10,159
9-96              10,443                   10,336                10,269
12-96             10,577                   10,474                10,386
3-97              10,681                   10,563                10,445
6-97              10,831                   10,701                10,595
8-97              10,913                   10,780                10,671



This graph,  provided in  accordance  with SEC  regulations,  compares a $10,000 investment in the Fund, made at its inception, with similar investments in the Lehman Brothers Municipal 1 Year Bond Index and the Lipper Short Municipal Debt Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.
================================================================================


                                                     ===========================
                                                            AVERAGE ANNUAL
                                                           TOTAL RETURNS(1)
                                                             As of 8-31-97
                                                     ===========================

                                                              1-YEAR  5.11%

                                                     SINCE INCEPTION  5.12%
                                                       (on 11-30-95)
                                                     ===========================

--------------------------------------------------------------------------------
* The Lehman Brothers Municipal 1 Year Bond Index is an unmanaged index generally representative of one-year, tax-exempt bonds. The Lipper Short Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the Lehman index data is Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment off all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change.

2 Yield is annualized for the 30 days ended 8-29-97, is historical, and will vary. The Fund's Advisor has waived its management fee of 0.10% and absorbed expenses of 0.08%. Otherwise, current yield would have been 3.94% and returns would have been lower.

3 The Fund's average effective maturity includes the effect of when-issued securities.

4 For purposes of this average rating, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.

THE STRONG ADVANTAGE FUND


THE FUND'S ULTRA-SHORT MATURITY HELPED PROTECT IT FROM MUCH OF THE MARKET'S SKITTISHNESS.

The Strong Advantage Fund seeks current income with a very low degree of share-price fluctuation. The Fund invests primarily in ultra short-term, investment-grade debt obligations, and its average effective maturity will normally be one year or less.

=========================================
          PORTFOLIO STATISTICS
              As of 8-29-97
=========================================


30-DAY ANNUALIZED YIELD(2)     6.52%

AVERAGE EFFECTIVE MATURITY(3)  0.82 YEARS

AVERAGE QUALITY RATING(4)      A
=========================================

SOLID PERFORMANCE CONTINUED

The Strong Advantage Fund continued to demonstrate strong performance for the six-month period ended August 31, 1997, providing attractive yields versus both its ultra-short competition and versus money market funds. (Of course, unlike a money fund, the Advantage Fund's share price will vary. The Fund also has a slightly longer maturity and may invest in lower-quality bonds than can money funds.)

Within its ultra-short obligation Lipper category, the Fund ranked #3 of 28 funds for the 1-year period ended August 31, and #1 for the 5-year and since-inception periods out of 10 and 6 funds, respectively.(1) For the six-month period, the Fund's total return was 3.32%, topping the 2.79% total return posted by the Lipper Ultra-Short Obligation Average.*


THE PAST SIX MONTHS

At the beginning of the Fund's fiscal year in March, the market was anticipating a hike in short-term interest rates from the Federal Reserve in its effort to head off potential inflation. The Fed did raise rates in late March, creating an uncertain environment as analysts looked for additional hikes. The pre-emptive move proved to be sufficient, however, to keep growth at sustainable levels and inflation in check. Although occasional fears of inflation re-emerged throughout the six months, sparking some interest-rate fluctuation, rates ended the six-month period close to where they began.


LITTLE CHANGE TO A SUCCESSFUL STRATEGY

The Fund's ultra-short maturity helped protect it from much of the market's skittishness. As the economy remained strong, with many companies posting continued solid earnings, we maintained up to 25% of the Fund's holdings--the maximum allowed by prospectus--in BB rated bonds. Because these issues' performance is strongly tied to their underlying companies' health and to overall market confidence, their prices have remained relatively stable despite interest-rate fluctuation.

Throughout the summer, we continued to purchase attractive cushion bonds--which are corporate bonds that are likely to be called back and repaid by the company in advance of maturity. They offer fairly attractive yields and tend to show relatively low price fluctuation. They're often overlooked by analysts, so our security-by-security analysis allows us to uncover some good values.

One change we made during this period was to extend duration slightly in May, to its current level of 0.6. We believe this slight lengthening keeps us near a neutral stance (0.5), and positions the Fund well for the current interest-rate environment.

================================================
                ASSET ALLOCATION
        Based on net assets as of 8-31-97
================================================
[PIE CHART]

Corporate Bonds               70.4%
Non-Agency Mortgage &
  Asset-Backed Securities     23.3%
U.S. Government & Agency
  Issues                       3.9%
Short-Term Investments         1.3%
Preferred Stocks               1.1%
================================================

This allocation does not reflect any futures positions held by the Fund.

PREPARING FOR A CHANGING MARKET

We expect the economy's growth to continue at a reasonable, sustainable level. There may, however, be another small rate hike by the Federal Reserve--perhaps toward the end of the year. This is not necessarily bad for bonds, as long as the market interprets the hike as a preventative measure that keeps the economy growing at its current moderate level.

We also plan to continue to take advantage of strength we're finding in the corporate and mortgage bond sectors. These areas tend to perform well when the market exhibits low volatility.

We're excited to announce that Lyle Fitterer joined the Fund as portfolio co-manager in March. He has been with Strong Funds since 1989, and has co-managed the Short-Term Bond Fund since January, 1996. This experience will benefit the Fund and its shareholders.

[PHOTO OF JEFFREY A. KOCH AND LYLE J. FITTERER]

Thank you for your investment in the Strong Advantage Fund. We appreciate your continued confidence.

Sincerely,

/s/Jeffrey A. Koch

Jeffrey A. Koch


/s/Lyle J. Fitterer

Lyle J. Fitterer
Portfolio Co-Managers



================================================================================
                     GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 11-25-88 to 8-31-97
================================================================================
[GRAPH]

                                                              Lipper Ultra
                THE STRONG               1-Year             Short Obligation
              ADVANTAGE FUND         Treasury Bill*             Average*
10-88             10,000                 10,000                  10,000
12-88             10,103                 10,039                  10,072
12-89             11,052                 11,050                  11,004
12-90             11,784                 12,036                  11,884
12-91             13,036                 13,088                  12,745
12-92             14,135                 13,720                  13,264
12-93             15,250                 14,245                  13,796
12-94             15,793                 14,621                  14,203
12-95             16,978                 15,804                  15,144
12-96             18,112                 16,698                  15,944
8-97              18,942                 17,383                  16,532



This graph,  provided in  accordance  with SEC  regulations,  compares a $10,000 investment in the Fund, made at its inception, with similar investments in the Salomon Brothers 1-Year Treasury Benchmark-on-the-Run Index ("1-Year Treasury Bill") and the Lipper Ultra Short Obligation Average. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. To equalize the time periods, the indexes' performance was prorated for the month of November 1988.
================================================================================


                                             =================================
                                                      AVERAGE ANNUAL
                                                      TOTAL RETURNS(1)
                                                       As of 8-31-97
                                             =================================

                                                      1-YEAR      7.35%

                                                      3-YEAR      6.75%

                                                      5-YEAR      6.37%

                                             SINCE INCEPTION      7.56%
                                               (on 11-25-88)
                                             =================================


--------------------------------------------------------------------------------
* The Salomon Brothers 1-Year Treasury Benchmark-on-the-Run Index ("1-Year Treasury Bill") is an unmanaged index generally representative of the average yield on One-Year Treasury Bills. The Lipper Ultra Short Obligation Average represents funds that invest at least 65% of their assets in investment-grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. Source of the Salomon index data is Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment off all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change.

2 Yield is annualized for the 30 days ended 8-29-97, is historical, and will vary.

3 The Fund's average effective maturity includes the effect of futures, options, and when-issued securities.

4 For purposes of this average rating, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.


SCHEDULES OF INVESTMENTS IN SECURITIES                                                                August 31, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
STRONG HERITAGE MONEY FUND

                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (d)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES 0.1%
LaSalle National Bank                                                         $ 2,000,000       5.55%      9/10/97   $ 1,997,533

CERTIFICATES OF DEPOSIT 4.9%
Deutsche Bank AG New York, 6.18%                                               23,000,000       6.20       4/03/98    22,997,436
Huntington National Bank, 6.25%                                                23,000,000       6.28       4/24/98    22,995,783
National Bank of Canada, 5.87%                                                 12,600,000       5.87       9/29/97    12,600,000
Societe Generale:
  6.08%                                                                        14,000,000       6.11       3/27/98    13,997,737
  6.34%                                                                        11,000,000       6.38       4/16/98    10,997,405
                                                                                                                      ----------
TOTAL CERTIFICATES OF DEPOSIT                                                                                         83,588,361

COMMERCIAL PAPER 81.2%
AESOP Funding Corporation:
  (Acquired 7/24/97; Cost $12,616,265) (b)                                     12,700,000       5.52       9/05/97    12,694,158
  (Acquired 8/13/97; Cost $9,949,125) (b)                                      10,000,000       5.55       9/15/97     9,979,958
Aetna Services, Inc.                                                           11,000,000       5.54       9/18/97    10,972,916
Alamo Funding LP (Acquired 7/30/97; Cost $23,403,530) (b)                      23,600,000       5.55       9/22/97    23,527,233
Alpine Securitization Corporation:
  (Acquired 8/12/97; Cost $9,956,911) (b)                                      10,000,000       5.54       9/09/97     9,989,228
  (Acquired 8/01/97; Cost $9,936,792) (b)                                      10,000,000       5.55       9/11/97     9,986,125
  (Acquired 8/27/97; Cost $4,619,964) (b)                                       4,625,000       5.60       9/03/97     4,624,281
American Family Financial Services, Inc.                                           66,600       5.20      Upon Demand     66,600
American Honda Finance Corporation                                             11,500,000       5.53       9/12/97    11,482,335
                                                                                4,000,000       5.56      10/31/97     3,963,551
Anaheim, California Electric System                                            18,000,000       5.60       9/02/97    18,000,000
Aon Corporation                                                                15,000,000       5.55      10/21/97    14,886,688
                                                                                7,269,000       5.56       9/22/97     7,246,547
Aristar, Inc.                                                                   4,959,000       5.58       9/26/97     4,940,553
                                                                                  500,000       5.60       9/03/97       499,922
Astro Capital Corporation (Acquired 8/18/97; Cost $10,023,290) (b)             10,100,000       5.58      10/06/97    10,046,773
Avon Capital Corporation:
  (Acquired 6/24/97; Cost $5,204,180) (b)                                       5,275,000       5.62       9/18/97     5,261,824
  (Acquired 6/25/97; Cost $2,960,121) (b)                                       3,000,000       5.63       9/18/97     2,992,494
  (Acquired 6/30/97; Cost $4,636,563) (b)                                       4,700,000       5.65       9/24/97     4,683,772
B.A.T. Capital Corporation                                                     13,750,000       5.56       9/18/97    13,716,022
Banner Receivables Corporation:
  (Acquired 8/19/97; Cost $10,053,547) (b)                                     10,146,000       5.56      10/17/97    10,075,485
  (Acquried 8/01/97; Cost $4,670,912) (b)                                       4,700,000       5.57       9/10/97     4,694,182
Barnett Banks, Inc.                                                            14,000,000       5.51       9/19/97    13,963,573
Barton Capital Corporation (Acquired 7/28/97; Cost $9,427,035) (b)              9,500,000       5.53       9/16/97     9,479,570
Brazos River Authority, Texas PCR                                              13,000,000       5.54       9/12/97    13,000,000
                                                                                7,895,000       5.58       9/12/97     7,895,000
Broadway Capital Corporation (Acquired 8/04/97; Cost $14,930,375) (b)          15,000,000       5.57       9/03/97    14,997,679
Budget Funding Corporation                                                      8,500,000       5.53      10/10/97     8,450,384
                                                                               15,000,000       5.55      10/01/97    14,932,938
Calcasieu Parish, Louisiana                                                    15,000,000       5.55       9/09/97    15,000,000
Calcot, Ltd.                                                                    2,000,000       5.60       9/16/97     1,995,644
                                                                                5,000,000       5.60       9/22/97     4,984,444
                                                                                4,000,000       5.70       9/30/97     3,982,267
Cigna Corporation                                                              15,000,000       5.58       9/23/97    14,951,175
                                                                               10,000,000       5.60       9/25/97     9,964,222
Countrywide Home Loans, Inc.                                                    5,000,000       5.52       9/15/97     4,990,033
                                                                                8,000,000       5.52      10/02/97     7,963,200
CSC Enterprises                                                                10,000,000       5.54      11/17/97     9,883,044
                                                                               10,800,000       5.55       9/04/97    10,796,670
                                                                                4,000,000       5.55       9/08/97     3,996,300
Duke Capital Corporation:
  (Acquired 8/25/97; Cost $7,774,333) (b)                                       7,825,000       5.55       9/12/97     7,783,984
  (Acquired 8/26/97; Cost $16,892,352) (b)                                     17,000,000       5.56       9/12/97    16,910,731
Equitable of Iowa Companies                                                     3,000,000       5.56      10/02/97     2,986,100
                                                                               12,200,000       5.60       9/05/97    12,194,307
                                                                                9,000,000       5.62       9/17/97     8,978,925
FP Funding Corporation (Acquired 8/05/97; Cost $24,876,222) (b)                25,000,000       5.57       9/08/97    24,976,792
Finova Capital Corporation                                                     10,000,000       5.54       9/11/97     9,986,150
                                                                                8,000,000       5.55      10/08/97     7,955,600
Franklin Resources, Inc. (Acquired 8/11/97; Cost $5,479,760) (b)                5,500,000       5.52       9/04/97     5,498,313
Frigate Funding Corporation (Acquired 8/04/97; Cost $10,027,648) (b)           10,093,000       5.55       9/15/97    10,072,772

10
                                                  See notes to financial statements.



----------------------------------------------------------------------------------------------------------------------------------
STRONG HERITAGE MONEY FUND (continued)

                                                                                PRINCIPAL     YIELD TO     MATURITY    AMORTIZED
                                                                                 AMOUNT       MATURITY     DATE (d)  COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
Fundex Corporation                                                            $ 9,000,000       5.58%      9/10/97   $ 8,988,840
General Electric Capital Corporation                                           11,000,000       5.53       1/14/98    10,773,577
Goldman Sachs Group LP                                                         20,575,000       5.53       9/09/97    20,552,876
Gotham Funding Corporation:
  (Acquired 8/14/97; Cost $7,955,200) (b)                                       8,000,000       5.60       9/19/97     7,978,844
  (Acquired 8/26/97; Cost $14,878,667) (b)                                     15,000,000       5.60      10/17/97    14,895,000
Green Tree Financial Corporation                                               11,300,000       5.69       9/03/97    11,298,214
                                                                                7,000,000       5.71       9/19/97     6,981,125
Greenwich Funding Corporation (Acquired 8/28/97; Cost $17,941,620) (b)         18,000,000       5.56       9/19/97    17,952,740
GTE Corporation                                                                 9,000,000       5.50       9/16/97     8,980,750
                                                                                6,300,000       5.53       9/05/97     6,297,097
                                                                                5,000,000       5.54       9/26/97     4,981,533
                                                                                5,000,000       5.55      10/23/97     4,960,687
Gulf Coast Waste Disposal Authority, Texas Solid Waste Disposal Revenue         5,723,000       5.68       9/02/97     5,723,000
Harley-Davidson Dealer Funding Corporation                                      4,000,000       5.55       9/25/97     3,985,817
Harris County, Texas IDC Solid Waste Disposal Revenue:
  (Acquired 8/18/97; Cost $5,000,000) (b)                                       5,000,000       5.58       9/08/97     5,000,000
  (Acquired 8/21/97; Cost $9,000,000) (b)                                       9,000,000       5.60      10/08/97     9,000,000
  (Acquired 8/20/97; Cost $10,600,000) (b)                                     10,600,000       5.60      10/15/97    10,600,000
Heller Financial, Inc.                                                          5,000,000       5.57       9/30/97     4,978,339
                                                                               20,000,000       5.65       9/17/97    19,952,917
Household International, Inc. (Acquired 7/23/97; Cost $13,909,840) (b)         14,000,000       5.52       9/03/97    13,997,853
Industrial Funding Corporation                                                  9,182,000       5.58       9/02/97     9,182,000
                                                                               15,000,000       5.60      10/06/97    14,920,667
Johnson Controls, Inc.                                                            165,300       5.22      Upon Demand    165,300
Kamehameha Schools - Bishop Estate (Acquired 7/18/97; Cost $9,037,150) (b)      9,150,000       5.55      10/06/97     9,102,039
Knight-Ridder, Inc.                                                             3,000,000       5.57      10/08/97     2,983,290
                                                                                9,000,000       5.58       9/05/97     8,995,815
                                                                               12,000,000       5.58      10/07/97    11,934,900
Korea Development Bank                                                         10,000,000       5.75       9/22/97     9,968,056
Lehman Brothers Holdings, Inc.                                                 12,000,000       5.57       9/08/97    11,988,860
Lexington Parker Capital Corporation:
  (Acquired 8/13/97; Cost $4,978,417) (b)                                       5,000,000       5.55       9/10/97     4,993,833
  (Acquired 8/15/97; Cost $6,969,783) (b)                                       7,000,000       5.55       9/12/97     6,989,208
MEPC Finance, Inc. (Acquired 8/01/97; Cost $20,863,290) (b)                    21,000,000       5.58       9/12/97    20,967,450
Market Street Funding Corporation (Acquired 8/14/97; Cost $5,961,150) (b)       6,000,000       5.55       9/25/97     5,978,725
Martin Marietta Materials, Inc.:
  (Acquired 8/28/97; Cost $7,950,400) (b)                                       8,000,000       5.58      10/07/97     7,956,600
  (Acquired 7/07/97; Cost $9,907,731) (b)                                      10,000,000       5.63       9/04/97     9,996,872
  (Acquired 7/03/97; Cost $6,932,866) (b)                                       7,000,000       5.66       9/02/97     7,000,000
Merrill Lynch & Company, Inc.                                                  24,175,000       5.52       9/10/97    24,145,345
Mitsubishi Motors Credit America, Inc.                                          7,250,000       5.57       9/17/97     7,233,174
National Fleet Funding Corporation                                             12,500,000       5.55       9/24/97    12,457,604
                                                                               12,500,000       5.55       9/26/97    12,453,750
National Fuel Gas Company                                                      10,000,000       5.52       9/08/97     9,990,800
New Hampshire State IDA                                                        10,000,000       5.58       9/19/97    10,000,000
New York GO                                                                    13,000,000       5.73      11/19/97    13,000,000
Newell Company:
  (Acquired 8/21/97; Cost $6,243,248) (b)                                       6,275,000       5.52       9/23/97     6,254,795
  (Acquired 8/15/97; Cost $15,916,133) (b)                                     16,000,000       5.55       9/18/97    15,960,533
  (Acquired 8/29/97; Cost $2,984,737) (b)                                       3,000,000       5.55      10/01/97     2,986,588
Nordbanken NA, Inc.                                                            13,500,000       5.57       2/20/98    13,142,824
                                                                                8,000,000       5.57       2/24/98     7,783,389
Nynex Corporation                                                               2,201,000       5.60       9/02/97     2,201,000
Oakland-Alameda County, California Coliseum Authority                          15,000,000       5.58      10/08/97    15,000,000
                                                                                5,000,000       5.59       9/17/97     5,000,000
Oklahoma State IFA                                                              4,720,000       5.65      11/03/97     4,720,000
Old Line Funding Corporation:
  (Acquired 8/18/97; Cost $9,603,441) (b)                                       9,645,000       5.54       9/15/97     9,625,705
  (Acquired 7/28/97; Cost $7,955,600) (b)                                       8,000,000       5.55       9/02/97     8,000,000
  (Acquired 8/11/97; Cost $6,968,704) (b)                                       7,000,000       5.55       9/09/97     6,992,446
Peacock Funding Corporation:
  (Acquired 8/07/97; Cost $6,882,222) (b)                                       6,926,000       5.55       9/17/97     6,909,984
  (Acquired 8/29/97; Cost $2,972,250) (b)                                       3,000,000       5.55      10/28/97     2,974,100
  (Acquired 8/26/97; Cost $5,718,394) (b)                                       5,762,000       5.56      10/14/97     5,724,624
PepsiCo, Inc.                                                                  14,000,000       5.53      10/06/97    13,926,881
PHH Corporation                                                                10,000,000       5.59       9/03/97     9,998,447

                                            See notes to financial statements.

                                                                                                                              11


SCHEDULES OF INVESTMENTS IN SECURITIES (continued)                                                    August 31, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
STRONG HERITAGE MONEY FUND (continued)

                                                                                PRINCIPAL     YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT       MATURITY      DATE (d)  COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
Reliastar Mortgage Corporation                                                $ 4,000,000       5.52%     10/08/97$    3,977,920
                                                                                4,300,000       5.53       9/16/97     4,290,753
                                                                                4,000,000       5.53       9/19/97     3,989,554
                                                                                4,300,000       5.53      10/01/97     4,280,845
SRD Finance, Inc.                                                              10,000,000       5.57       9/04/97     9,996,906
                                                                               12,000,000       5.60      10/02/97    11,944,000
SAFECO Credit Company, Inc.                                                    22,100,000       5.57       9/10/97    22,072,645
Salomon, Inc.                                                                   1,000,000       5.61       9/02/97     1,000,000
                                                                                9,400,000       5.62       9/15/97     9,380,923
San Diego, California IDR - San Diego Gas & Electric Company (Acquired 7/30/97;
  Cost $10,815,000) (b)                                                        10,815,000       5.60       9/16/97    10,815,000
Sanwa Business Credit Corporation                                               4,050,000       5.58       9/05/97     4,048,117
                                                                               16,000,000       5.60       9/11/97    15,977,600
Seiko Corporation of America                                                    5,000,000       5.60       9/12/97     4,992,222
                                                                                5,000,000       5.62      10/14/97     4,967,217
                                                                                9,000,000       5.63      10/09/97     8,947,923
Sigma Finance, Inc. (Acquired 7/18/97; Cost $12,444,600) (b)                   12,600,000       5.55      10/06/97    12,533,955
Smith Barney Holdings, Inc.                                                    11,000,000       5.52      10/03/97    10,947,713
Society of the New York Hospital Fund, Inc.                                     3,930,000       5.53       9/10/97     3,925,170
                                                                               15,000,000       5.53       9/11/97    14,979,263
Sotheby's, Inc.                                                                 9,000,000       5.55      10/07/97     8,951,438
South Western Electricity PLC (Acquired 8/28/97; Cost $9,956,289) (b)          10,000,000       5.62       9/25/97     9,964,094
Strait Capital Corporation                                                      1,000,000       5.60      10/15/97       993,311
                                                                                2,997,000       5.60      10/20/97     2,974,622
Strategic Asset Funding Corporation (Acquired 8/08/97; Cost $6,865,776) (b)     6,900,000       5.58       9/09/97     6,892,514
Torchmark Corporation                                                           2,550,000       5.55       9/05/97     2,548,821
                                                                                2,800,000       5.55       9/18/97     2,793,093
                                                                                5,000,000       5.56      10/14/97     4,967,567
Towson Town Center, Inc.                                                       13,000,000       5.58       9/05/97    12,993,955
Tri-Lateral Capital, Inc.:
  (Acquired 8/20/97; Cost $3,979,577) (b)                                       4,000,000       5.57       9/22/97     3,987,622
  (Acquired 7/17/97; Cost $6,908,207) (b)                                       7,000,000       5.62      10/09/97     6,959,567
Tribune Company:
  (Acquired 8/28/97; Cost $9,927,542) (b)                                      10,000,000       5.55      10/14/97     9,935,250
  (Acquired 8/26/97; Cost $13,889,925) (b)                                     14,000,000       5.55      10/16/97    13,905,033
Triple-A One Funding Corporation:
  (Acquired 8/19/97; Cost $2,396,297) (b)                                       2,407,000       5.52       9/17/97     2,401,464
  (Acquired 8/11/97; Cost $7,747,428) (b)                                       7,793,000       5.54       9/18/97     7,773,812
  (Acquired 8/14/97; Cost $6,977,337) (b)                                       7,000,000       5.55       9/04/97     6,997,842
UNIfunding, Inc.                                                               16,600,000       5.70      11/12/97    16,413,388
Variable Funding Capital Corporation:
  (Acquired 8/22/97; Cost $5,961,290) (b)                                       6,000,000       5.53      10/03/97     5,971,428
  (Acquired 8/05/97; Cost $3,774,446) (b)                                       3,799,000       5.54       9/16/97     3,790,815
  (Acquired 8/05/97; Cost $3,594,932) (b)                                       3,620,000       5.54       9/19/97     3,610,530
  (Acquired 7/17/97; Cost $11,900,100) (b)                                     12,000,000       5.55       9/09/97    11,987,050
West Baton Rouge Parish, Louisiana:
  (Acquired 8/06/97; Cost $11,000,000) (b)                                     11,000,000       5.58       9/11/97    11,000,000
  (Acquired 8/26/97; Cost $5,000,000) (b)                                       5,000,000       5.60      10/15/97     5,000,000
Wisconsin Electric Power Company                                                  159,400       5.24      Upon Demand    159,400
Wood Street Funding Corporation:
  (Acquired 7/28/97; Cost $2,734,342) (b)                                       2,750,000       5.54       9/03/97     2,749,577
  (Acquired 7/28/97; Cost $2,976,917) (b)                                       3,000,000       5.54       9/16/97     2,993,537
                                                                                                                   -------------
TOTAL COMMERCIAL PAPER                                                                                             1,372,168,733

CORPORATE OBLIGATIONS 4.1%
American Honda Finance Corporation Floating Rate Medium Term Notes (Acquired 7/22/97;
  Cost $6,000,000) (b)                                                          6,000,000       5.72      10/27/97     6,000,000
General Motors Acceptance Corporation Medium Term Notes:
  Tranche #148, 6.125%                                                         10,000,000       6.33       4/23/98     9,987,405
  Tranche #162, 6.15%                                                           5,000,000       6.36       5/22/98     4,992,673
  Tranche #598, 7.50%                                                           5,150,000       5.85      11/04/97     5,164,628
International Business Machines Corporation Medium Term Notes, Tranche #7,
  5.65%                                                                        30,000,000       5.75       1/22/98    29,988,795
Johnson Controls, Inc. Medium Term Notes, Tranche #8, 7.18%                    12,000,000       6.04      10/03/97    12,011,832
                                                                                                                      ----------
TOTAL CORPORATE OBLIGATIONS                                                                                           68,145,333

TAXABLE VARIABLE RATE PUT BONDS 4.7%
Aurora, Kane & DuPage Counties, Illinois IDR                                    3,000,000       5.80       9/04/97     3,000,000
Bel Aire, LLC                                                                   4,510,000       5.70       9/04/97     4,510,000

                                            See notes to financial statements.

12


----------------------------------------------------------------------------------------------------------------------------------
STRONG HERITAGE MONEY FUND (continued)

                                                                                PRINCIPAL     YIELD TO     MATURITY    AMORTIZED
                                                                                 AMOUNT       MATURITY     DATE (d)  COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
Botsford General Hospital Revenue                                             $ 2,500,000       5.70%      9/02/97$    2,500,000
Galliano Marine Services, Inc.                                                  5,460,000       5.70       9/04/97     5,460,000
Gardena, California First-Time Homebuyer Refunding Program                      5,185,000       5.85       9/03/97     5,185,000
KinderCare Learning Centers, Inc.                                               4,500,000       5.74       9/03/97     4,500,000
Maine Regional Waste System, Inc. Solid Waste Resource Recovery Revenue         2,200,000       5.65       9/03/97     2,200,000
Med-Map, LLC                                                                    5,000,000       5.65       9/03/97     5,000,000
Montgomery County, Pennsylvania IDA Revenue                                       630,000       5.75       9/03/97       630,000
New Jersey EDA Economic Development Revenue - MSNBC/CNBC                        9,900,000       5.63       9/02/97     9,900,000
New Jersey Sports & Exposition Authority Sports Complex Subordinated
  Refunding Revenue                                                             2,000,000       5.73       9/02/97     2,000,000
Nufunding, Inc. Adjustable Rate Health Care Revenue                             5,000,000       5.73       9/03/97     5,000,000
Passaic County, New Jersey GO Refunding                                        13,900,000       5.60       9/03/97    13,900,000
Thayer Properties, LLC                                                          3,130,000       5.70       9/04/97     3,130,000
Tifton Mall, Inc.                                                               3,020,000       5.70       9/04/97     3,020,000
WLB, LLC                                                                       10,000,000       5.70       9/04/97    10,000,000
                                                                                                                      ----------
TOTAL TAXABLE VARIABLE RATE PUT BONDS                                                                                 79,935,000

UNITED STATES GOVERNMENT AND AGENCY ISSUES 5.1%
Federal Home Loan Banks Consolidated Bonds, 5.78%                              10,000,000       5.78       1/28/98    10,000,000
Federal National Mortgage Association Medium Term Notes, 5.51%                 25,000,000       5.59       2/24/98    24,990,771
United States Treasury Notes, 8.75%                                            50,000,000       5.54      10/15/97    50,190,388
                                                                                                                   -------------
TOTAL UNITED STATES GOVERNMENT AND AGENCY ISSUES                                                                      85,181,159
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES 100.1%                                                                             1,691,016,119
Other Assets and Liabilities, Net (0.1%)                                                                              (2,053,441)
                                                                                                                   -------------
NET ASSETS 100.0%                                                                                                 $1,688,962,678
                                                                                                                   =============



                                                            PERCENTAGE OF
INDUSTRY DIVERSIFICATION                                      NET ASSETS
-------------------------------------------------------------------------
Non-Agency Asset-Backed ........................................  19.6%
Bank - Super Regional ..........................................   5.7
Brokerage & Investment Management ..............................   4.9
Real Estate ....................................................   4.8
Personal & Commercial Lending ..................................   4.6
Finance - Miscellaneous ........................................   4.2
General Obligation .............................................   3.8
Pollution Control Revenue ......................................   3.8
Insurance - Diversified ........................................   3.4
Industrial Development Revenue .................................   3.2
Bank - Regional ................................................   3.0
U.S. Government ................................................   3.0
Automobile .....................................................   2.9
Media - Publishing .............................................   2.8
Mortgage & Related Service .....................................   2.8
Electric Power .................................................   2.1
Insurance - Life ...............................................   2.0
Computer - Mainframe ...........................................   1.8
Hospital Revenue ...............................................   1.6
Telephone ......................................................   1.6
Computer Service ...............................................   1.5
FNMA ...........................................................   1.5
Household Appliances & Furnishings .............................   1.5
Metals & Mining ................................................   1.5
Insurance - Property & Casualty ................................   1.3
Other Revenue ..................................................   1.2
Consumer - Miscellaneous .......................................   1.1
Commercial Service .............................................   0.9
Beverage - Soft Drink ..........................................   0.8
Cosmetic & Personal Care .......................................   0.8
Tobacco ........................................................   0.8
Diversified Operations .........................................   0.7
Agricultural Operations ........................................   0.6
Electrical Equipment ...........................................   0.6
FHLMC ..........................................................   0.6
Natural Gas Distribution .......................................   0.6
Single Family Mortgage Revenue .................................   0.6
Utility Revenue ................................................   0.6

                       See notes to financial statements.

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
STRONG HERITAGE MONEY FUND (continued)


--------------------------------------------------------------------------------
                                                            PERCENTAGE OF
INDUSTRY DIVERSIFICATION (Continued)                         NET ASSETS
-----------------------------------------------------------------------
Retail - Specialty .............................................   0.5%
Healthcare - Patient Care ......................................   0.3
Savings & Loan .................................................   0.3
Auto & Truck Parts .............................................   0.2
Other Assets and Liabilities, Net ..............................  (0.1)
                                                                 -----
Total                                                            100.0%
                                                                 =====




----------------------------------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL MONEY MARKET FUND

                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (d)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS 23.4%
CALIFORNIA 1.6%
California Rural Home Mortgage Finance Authority SFMR - Mortgage-Backed
  Securities Program (e)                                                      $ 5,900,000       4.00%      9/01/97  $  5,900,000
Montebello, California 4.05% TRAN                                               4,500,000       4.00       6/30/98     4,501,749
Vallejo, California Unified School District 4.15% TRAN                          9,500,000       4.10      12/09/97     9,501,183
West Contra Costa, California Unified School District 4.25% TRAN                9,000,000       4.16      12/11/97     9,002,176
                                                                                                                      ----------
                                                                                                                      28,905,108
COLORADO 0.6%
Highlands Ranch Metropolitan District Number 4, Douglas County, Colorado:
  5.45% GO                                                                      1,700,000       4.44      12/01/97     1,704,192
  5.55% GO                                                                      2,000,000       4.45      12/01/97     2,005,412
Jefferson County, Colorado IDR 4.60% Refunding - Dayton Hudson Corporation
  Project                                                                       2,800,000       4.02      12/01/97     2,803,963
Stonegate Village, Colorado Metropolitan District Refunding and Improvement (e) 3,930,000       4.43      12/01/97     3,939,836
                                                                                                                      ----------
                                                                                                                      10,453,403
DISTRICT OF COLUMBIA 0.5%
District of Columbia Housing Finance Agency SFMR (e)                           10,000,000       4.15       7/01/98    10,000,000

ILLINOIS 6.4%
Lakemoor, Illinois MFHR Mortgage - Lakemoor Apartments Project:
  Series B (e)                                                                 50,000,000       5.00       9/04/97    50,000,000
  Series C (e)                                                                 10,000,000       4.75       9/04/97    10,000,000
Oakbrook Terrace, Illinois MFHR:
  Renaissance II Project (e)                                                   15,000,000       4.90      11/03/97    15,000,000
  Renaissance III Project (e)                                                  41,820,000       4.90      11/03/97    41,820,000
                                                                                                                     -----------
                                                                                                                     116,820,000
INDIANA 0.9%
Indianapolis, Indiana Local Public Improvement Bond Bank Zero % Capital
  Appreciation                                                                 30,000,000       3.95       2/01/98     5,643,474
Lawrence, Indiana EDR - Charleston Bay Project (e)                             10,000,000       4.40      10/01/97    10,000,000
                                                                                                                      ----------
                                                                                                                      15,643,474
KANSAS 0.5%
Johnson County, Kansas Unified School District Number 232 4.10% GO             10,000,000       4.10       6/01/98    10,000,000

KENTUCKY 4.3%
Kentucky Association of Counties Advance Revenue/Cash Flow Borrowing
  4.30% TRAN                                                                   69,886,040       4.15       6/30/98    69,968,680
Kentucky Association of Counties Advance Revenue/Cash Flow Borrowing
  4.30% TRAN                                                                   10,000,000       4.15       6/30/98    10,011,825
                                                                                                                      ----------
                                                                                                                      79,980,505
MISSOURI 2.6%
Missouri Health and Educational Facilities Authority School District 4.50%
  Advance Funding Program                                                      47,000,000       4.18       9/08/97    47,002,965

                                            See notes to financial statements.
14




----------------------------------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (d)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY 4.5%
Bayonne, New Jersey:
  3.90% BAN                                                                   $ 1,445,000       4.51%      9/12/97  $  1,444,746
  4.25% BAN                                                                     4,800,000       4.49       9/12/97     4,799,667
  4.80% BAN                                                                     4,000,000       4.26       9/12/97     4,000,640
  4.49% TAN                                                                     8,500,000       4.03       9/22/97     8,502,232
East Orange, New Jersey 4.90% BAN                                              11,000,000       4.10       8/28/98    11,083,380
Jersey City, New Jersey:
  4.50% GO                                                                      8,100,000       4.20       7/02/98     8,119,298
  4.75% GO BAN                                                                 20,630,000       4.09       9/26/97    20,639,113
  4.50% GO Refunding                                                           14,900,000       4.05       1/16/98    14,924,606
North Bergen Township, Hudson County, New Jersey 4.25% Refunding                9,250,000       4.21       4/24/98     9,252,660
                                                                                                                      ----------
                                                                                                                      82,766,342
NEW MEXICO 0.7%
Bernalillo County, New Mexico MFHR - Westwood Villas Project (e)               13,660,000       4.25      12/31/97    13,660,000

NEW YORK 0.6%
Oneida County, New York 4.50% GO BAN                                           11,752,000       4.08       5/01/98    11,783,469

WISCONSIN 0.2%
Menomonie, Wisconsin Area School District 4.25% TRAN                            4,500,000       4.05       9/04/98     4,508,640
                                                                                                                     -----------
TOTAL MUNICIPAL BONDS                                                                                                431,523,906

MUNICIPAL COMMERCIAL PAPER 0.2%
COLORADO
Denver, Colorado City and County Airport Revenue                                3,500,000       3.75       9/03/97     3,500,000

ANNUAL VARIABLE RATE PUT BONDS 6.5%
CALIFORNIA 1.4%
California Higher Education Loan Authority, Inc. Student Loan Revenue          14,450,000       4.16       7/01/98    14,426,154
Orange County, California Apartment Development Revenue:
  Villa La Paz Project                                                          3,500,000       4.35       8/15/98     3,500,000
  Villas Aliento Project                                                        8,590,000       4.35       8/15/98     8,590,000
                                                                                                                      ----------
                                                                                                                      26,516,154
COLORADO 0.3%
Dove Valley, Colorado Metropolitan District GO Refunding                        4,975,000       4.15      11/01/97     4,975,000

FLORIDA 1.4%
Florida Housing Finance Agency MFHR:
  Iona Lakes Project                                                           17,155,000       4.10       4/01/98    17,155,000
  Wood Forest II Project                                                        8,600,000       4.13      12/01/97     8,600,000
                                                                                                                      ----------
                                                                                                                      25,755,000
ILLINOIS 0.4%
Lombard, Illinois MFHR - Clover Creek Apartments Project                        6,685,000       3.93      12/15/97     6,682,574

KANSAS 0.2%
Sedgwick County and Shawnee County, Kansas SFMR                                 3,135,000       4.60       6/01/98     3,135,000

LOUISIANA 1.4%
Louisiana Municipal Securities Trust Class A Certificates:
  Series 1997-9                                                                 8,995,000       4.15       5/20/98     8,995,000
  Series 1997-10A                                                              11,505,000       4.10       6/02/98    11,505,000
  Series 1997-10B                                                               5,730,000       4.10       6/02/98     5,730,000
                                                                                                                      ----------
                                                                                                                      26,230,000
MAINE 0.3%
Jay, Maine Solid Waste Disposal Revenue - International Paper Company Project   6,500,000       4.20       6/01/98     6,500,000

TENNESSEE 0.4%
Brownsville, Tennessee IDB IDR - Dynametal Technologies, Inc. Project           7,000,000       4.20       6/01/98     7,000,000

TEXAS 0.5%
Greater Texas Student Loan Corporation Revenue Refunding                        4,250,000       4.05       6/01/98     4,250,000
Tarrant County, Texas HFC MFHR - Lincoln Meadows Project                        4,375,000       4.11      12/01/97     4,374,881
                                                                                                                      ----------
                                                                                                                       8,624,881
MULTIPLE STATES 0.2%
Eastern States Tax-Exempt Mortgage Bond Trust                                   4,740,000       5.19       3/01/98     4,740,000
                                                                                                                     -----------
TOTAL ANNUAL VARIABLE RATE PUT BONDS                                                                                 120,158,609

                                            See notes to financial statements.

                                                                                                                              15


SCHEDULES OF INVESTMENTS IN SECURITIES (continued)                                                    August 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (d)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
SEMI-ANNUAL VARIABLE RATE PUT BONDS 0.2%
NEVADA
Nevada Housing Division Single Family Program - Federally Insured or Guaranteed
  Mortgage Loans                                                              $ 3,210,000       4.20%     10/01/97   $ 3,210,000

QUARTERLY VARIABLE RATE PUT BONDS 1.9%
LOUISIANA 0.7%
Louisiana Housing Finance Agency GNMA Collateralized SFMR MERLOT               12,160,000       4.10      11/01/97    12,160,000

MINNESOTA 0.8%
Dakota County, Washington County, and Anoka, Minnesota Housing and Redevelopment
  Authorities SFMR - GNMA Mortgage-Backed Securities Program MERLOT            15,680,000       4.15      12/01/97    15,680,000

PENNSYLVANIA 0.2%
Pennsylvania Housing Finance Agency SFMR                                        3,200,000       4.13      10/01/97     3,200,000

WISCONSIN 0.2%
Wisconsin HDA EDA Home Ownership Revenue - MERLOT                               3,200,000       4.15      12/01/97     3,200,000
                                                                                                                      ----------
TOTAL QUARTERLY VARIABLE RATE PUT BONDS                                                                               34,240,000

MONTHLY VARIABLE RATE PUT BONDS 1.3%
COLORADO 0.1%
Jefferson County, Colorado IDR - Anthony A. Petrarca/Cedarwood Construction
  Company, Inc. Project                                                         2,420,000       4.75      10/01/97     2,420,000

ILLINOIS 0.1%
Green Leaf Ventures, Inc. Tax Exempt Bond Grantor Trust                         2,000,000       4.65      10/01/97     2,000,000

MARYLAND 0.4%
Prince George's County, Maryland EDR Refunding - Capital View II LP Facility    6,380,000       4.35      10/01/97     6,380,000

MICHIGAN 0.1%
Michigan Job Development Authority IDR - Anthony A. Petrarca/Cedarwood Construction
  Company, Inc. Project                                                         1,740,000       4.75      10/01/97     1,740,000

OHIO 0.2%
Blue Bell Tax-Exempt Bond Grantor Trust                                         1,832,937       4.35      10/01/97     1,832,937
Summit County, Ohio Insured IDR - Anthony A. Petrarca/Cedarwood Construction
  Company, Inc. Project                                                         2,625,000       4.75      10/01/97     2,625,000
                                                                                                                       ---------
                                                                                                                       4,457,937
MULTIPLE STATES 0.4%
Carolina Freight Tax Exempt Bond Grantor Trust                                    694,161       4.40      10/01/97       694,161
GAF Corporation Tax Exempt Bond Grantor Trust                                   4,300,000       4.25      10/01/97     4,300,000
Johnson Controls, Inc. Tax Exempt Bond Grantor Trust                            2,345,000       4.35      10/01/97     2,345,000
                                                                                                                      ----------
                                                                                                                       7,339,161
                                                                                                                      ----------
TOTAL MONTHLY VARIABLE RATE PUT BONDS                                                                                 24,337,098

WEEKLY VARIABLE RATE PUT BONDS 65.5%
ALABAMA 2.3%
Alabama IDA IDR:
  Research Genetics, Inc. Project                                               3,345,000       3.90       9/09/97     3,345,000
  Scientific Utilization, Inc. Project                                          3,500,000       3.70       9/09/97     3,500,000
  Whitesell Project                                                             5,000,000       3.90       9/09/97     5,000,000
Birmingham, Alabama Baptist Medical Center - Special Care Facilities
  Financing Authority Revenue - Methodist Home for the Aging Project           11,885,000       3.95       9/09/97    11,885,000
Bridgeport, Alabama IDB IDR - Beaulieu Nylon, Inc. Project                     10,000,000       3.80       9/09/97    10,000,000
Grove Hill, Alabama IDB IDR - Hamilton Woods Veneer Project                     2,900,000       3.70       9/09/97     2,900,000
Madison County, Alabama MFHR Refunding:
  Autumn Wood Project                                                           2,920,000       3.85       9/09/97     2,920,000
  Pinehurst Project                                                             1,225,000       3.85       9/09/97     1,225,000
Montgomery, Alabama IDB IDR - Asphalt Contractors, Inc. Project                 1,300,000       3.90       9/09/97     1,300,000
                                                                                                                      ----------
                                                                                                                      42,075,000
                                            See notes to financial statements.
16


----------------------------------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (d)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA 0.7%
Chandler, Arizona IDA MFHR - Greentree Place Apartments Project               $ 6,593,000       5.78%      9/09/97  $  6,593,000
Phoenix, Arizona IDA Airport Facility Revenue - America West Airlines, Inc.
  Project                                                                       5,000,000       3.70       9/09/97     5,000,000
Tempe, Arizona IDA IDR - Schreiber Foods, Inc. Project                          1,900,000       3.85       9/09/97     1,900,000
                                                                                                                      ----------
                                                                                                                      13,493,000
ARKANSAS 0.9%
Conway County, Arkansas IDR - Cadron Creek Fibre Corporation Project            8,300,000       3.60       9/09/97     8,300,000
Magnolia, Arkansas IDR - American Fuel Cell and Coated Fabrics Company Project  3,655,000       3.85       9/09/97     3,655,000
Searcy, Arkansas IDR - Yarnell Ice Cream Company, Inc. Project                  2,800,000       3.95       9/09/97     2,800,000
Trumann, Arkansas IDR - Roach Manufacturing Corporation Project                 2,000,000       3.95       9/09/97     2,000,000
                                                                                                                      ----------
                                                                                                                      16,755,000
CALIFORNIA 4.6%
California GO                                                                  10,840,000       3.50       9/09/97    10,840,000
California Statewide CDA MFHR - The Terraces at Park Marino Project             7,655,000       3.75       9/09/97     7,655,000
Los Angeles, California MFHR - Channel Gateway Apartments                      32,700,000       3.90       9/09/97    32,700,000
Los Angeles County, California IDA IDR - Goldberg & Solovy Foods, Inc. Project  2,975,000       5.10       9/09/97     2,975,000
Ontario, California IDA IDR - P & S Development Project                         2,500,000       3.95       9/09/97     2,500,000
Orange County, California Apartment Development Revenue - WLCO LF Partners
  Project:
  Series 1                                                                      5,000,000       3.90       9/09/97     5,000,000
  Series 3                                                                      9,700,000       3.90       9/09/97     9,700,000
Paramount, California Housing Authority MFHR Refunding - Century Place
  Apartments Project                                                            4,250,000       3.94       9/09/97     4,250,000
San Bernardino County, California COP - 1992 Justice Center/Airport Improvements
  Refunding Project                                                             1,960,000       4.00       9/09/97     1,960,000
San Marcos, California Redevelopment Agency MFHR - San Marcos Retirement
  Village Project                                                               6,800,000       4.33       9/09/97     6,800,000
                                                                                                                      ----------
                                                                                                                      84,380,000
COLORADO 1.1%
Aurora, Colorado IDR - Optima Batteries, Inc. Project                           3,430,000       3.65       9/09/97     3,430,000
Jefferson County, Colorado IDR - Accutronics, Inc. Project                      3,075,000       3.85       9/09/97     3,075,000
Lakewood, Colorado Jefferson County IDR - Verden Associates - Holiday
  Inn Project                                                                   1,445,000       4.45       9/09/97     1,445,000
Westminster, Colorado IDR - Lifecare International Project                      4,720,000       3.75       9/09/97     4,720,000
Westminster, Colorado MFHR - Lakeview Apartments Project                        7,110,000       3.80       9/09/97     7,110,000
                                                                                                                      ----------
                                                                                                                      19,780,000
FLORIDA 6.2%
Bay County, Florida Revenue - Methodist Homes Project                           4,000,000       3.95       9/09/97     4,000,000
Brevard County, Florida IDR - U. S. Space Camp Foundation Project               3,540,000       3.95       9/09/97     3,540,000
Broward County, Florida HFA MFHR - Sawgrass Pines Apartments Project           11,000,000       4.15       9/09/97    11,000,000
Clipper Tax-Exempt Certificate Trusts                                          76,973,682       3.61       9/09/97    76,973,682
Dade County, Florida IDA IDR - Engelhard/ICC Project                            8,000,000       3.65       9/09/97     8,000,000
Ithaka Partners II Trust Certificates                                           4,599,623       3.75       9/09/97     4,599,623
Orange County, Florida Health Facilities Authority Municipal Securities Trust
  Receipts                                                                      6,835,000       3.55       9/09/97     6,835,000
                                                                                                                     -----------
                                                                                                                     114,948,305
GEORGIA 1.8%
Athens-Clarke County, Georgia IDA Industrial Revenue - Nakanishi Manufacturing
  Corporation Project                                                           2,000,000       3.73       9/09/97     2,000,000
Fulton County, Georgia Development Authority IDR - STO Corporation Project      3,600,000       3.90       9/09/97     3,600,000
Georgia Municipal Electric Authority Power Revenue Municipal Securities Trust
  Receipts:
  Series 1996 SAK 14                                                            8,000,000       3.55       9/09/97     8,000,000
  Series 1996 SAK 15                                                            5,040,000       3.55       9/09/97     5,040,000
Lee County, Georgia Development Authority Revenue - Woodgrain Millwork, Inc.
  Project                                                                       6,000,000       3.85       9/09/97     6,000,000
Newton County, Georgia IDA IDR - Komatsu Forklift USA, Inc. Project             7,500,000       3.75       9/09/97     7,500,000
Savannah, Georgia EDA IDR - Savannah Steel & Metal Company Project              1,635,000       3.90       9/09/97     1,635,000
                                                                                                                      ----------
                                                                                                                      33,775,000
ILLINOIS 4.4%
Arlington Heights, Illinois MFHR Refunding - Dunton Tower Apartments Project    5,640,000       3.90       9/09/97     5,640,000
Carol Stream, Illinois IDR - MI Enterprises Project                             2,850,000       3.65       9/09/97     2,850,000
Cicero, Cook County, Illinois IDR - Harris Steel Company Project                3,370,000       3.59       9/09/97     3,370,000
Evanston, Illinois IDR - Fountain Square Project                                1,675,000       4.20       9/09/97     1,675,000
Hazel Crest, Illinois Retirement Center Revenue - Waterford Estates Project       895,000       3.80       9/09/97       895,000
Hazel Crest, Illinois Retirement Center Revenue - Waterford Estates Project     2,890,000       3.80       9/09/97     2,890,000
Illinois DFA EDR - Korex Corporation Project                                    4,000,000       3.86       9/09/97     4,000,000
Illinois DFA IDR:
  Alcan-Toyo America Project                                                    5,505,000       3.55       9/09/97     5,505,000
  Associated Plastic Fabricators, Inc. Project                                  1,800,000       3.80       9/09/97     1,800,000
  Fleetwood Systems, Inc. Project                                               4,885,000       3.55       9/09/97     4,885,000
  Homak Manufacturing Company, Inc. Project                                     6,670,000       3.65       9/09/97     6,670,000
  Icon Metalcraft, Inc. Project                                                 2,830,000       3.65       9/09/97     2,830,000
  Jefferson Partners LP - 216 South Jefferson Project                           2,115,000       4.60       9/09/97     2,115,000
  U.G.N., Inc. Project                                                          3,000,000       3.65       9/09/97     3,000,000

                                            See notes to financial statements.

                                                                                                                              17



SCHEDULES OF INVESTMENTS IN SECURITIES (continued)                                                    August 31, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (d)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
Merrionette Park, Illinois Industrial Project Revenue -  Southwick & Weglarz
  Project                                                                     $ 6,225,000       4.00%      9/09/97   $ 6,225,000
Southwestern Illinois Development Authority Revenue - AEL Industries, Inc.
  Project                                                                       5,840,000       3.75       9/09/97     5,840,000
Woodridge, DuPage and Will Counties, Illinois MFHR Refunding - Hinsdale Lake
  Terrace Apartments Project                                                   20,760,000       3.80       9/09/97    20,760,000
                                                                                                                      ----------
                                                                                                                      80,950,000
INDIANA 0.6%
Columbus, Indiana EDR - ONKYO Manufacturing, Inc. Project                       5,600,000       3.50       9/09/97     5,600,000
Frankfort, Indiana EDR - General Seating of America, Inc. Project               4,300,000       3.85       9/09/97     4,300,000
Greencastle, Indiana EDR - H. A. Parts Products of Indiana Company Project      2,000,000       3.80       9/09/97     2,000,000
                                                                                                                      ----------
                                                                                                                      11,900,000
IOWA 1.5%
Cedar Rapids, Iowa IDR Refunding First Program - Columbus McKinnon Corporation
  Project                                                                       1,035,000       4.00       9/09/97     1,035,000
Iowa Falls, Iowa IDR Refunding - GENPAK Corporation Project                     3,800,000       4.33       9/09/97     3,800,000
Iowa Finance Authority Private School Facility Revenue - Xavier High School
  Project                                                                      15,760,000       3.70       9/09/97    15,760,000
West Des Moines, Iowa Revenue - Woodgrain Millwork, Inc. Project                6,700,000       3.85       9/09/97     6,700,000
                                                                                                                      ----------
                                                                                                                      27,295,000
KANSAS 0.7%
Kansas City, Kansas Private Activity Revenue - Ex-L-Tube of Kansas, Inc.
  Project                                                                       5,811,000       3.75       9/09/97     5,811,000
Kansas DFA MFHR - First Kansas State Partnership, LP Project                    3,000,000       3.85       9/09/97     3,000,000
Osage City, Kansas Industrial Revenue - Marley Continental Homes of Kansas
  Project                                                                       4,800,000       3.73       9/09/97     4,800,000
                                                                                                                      ----------
                                                                                                                      13,611,000
KENTUCKY 4.8%
Berea, Kentucky IDR - Tokico Manufacturing Corporation Project                  6,000,000       3.95       9/09/97     6,000,000
Bowling Green, Kentucky IBR - Bando Manufacturing of America, Inc. Project      3,645,000       3.65       9/09/97     3,645,000
Daviess County, Kentucky MFHR Refunding - Park Regency Apartments Project       4,155,000       3.80       9/09/97     4,155,000
Jeffersontown, Kentucky IDR - Columbia Sussex Corporation Facility              5,995,000       5.00       9/09/97     5,995,000
Kentucky DFA IDR - Hesco Project                                                5,800,000       3.65       9/09/97     5,800,000
Ohio County, Kentucky PCR - Big Rivers Electric Corporation Project            25,300,000       3.95       9/09/97    25,300,000
Ohio County, Kentucky PCR - Big Rivers Electric Corporation Project            23,200,000       3.95       9/09/97    23,200,000
Somerset, Kentucky IBR - Tibbals Flooring Company Project                      10,000,000       3.90       9/09/97    10,000,000
Walton, Kentucky IDR - Dynamec, Inc., a/k/a NAMCO, Inc. Project                 3,500,000       3.65       9/09/97     3,500,000
                                                                                                                      ----------
                                                                                                                      87,595,000
LOUISIANA 1.5%
Louisiana Housing Finance Agency SFMR - CDC Municipal Products, Inc.            5,955,000       3.50       9/09/97     5,955,000
New Orleans, Louisiana Aviation Board Revenue - Passenger Facility Charge
  Project                                                                      17,560,000       3.55       9/09/97    17,560,000
Ouachita Parish, Louisiana IDB IDR - Epco Carbon Dioxide Products Project       3,200,000       3.80       9/09/97     3,200,000
                                                                                                                      ----------
                                                                                                                      26,715,000
MARYLAND 0.5%
Charles County, Maryland Revenue - Chopp and Company, Inc. Facility             3,800,000       4.05       9/09/97     3,800,000
Washington County, Maryland EDR - Tandy Project                                 5,100,000       4.55       9/09/97     5,100,000
                                                                                                                       ---------
                                                                                                                       8,900,000
MASSACHUSETTS 1.0%
Massachusetts Industrial Finance Agency IDR:
  Lightolier, Inc. Project                                                      4,400,000       3.85       9/09/97     4,400,000
  Portland Causeway Realty Trust                                                2,600,000       4.33       9/09/97     2,600,000
  U. S. Tsubaki, Inc. Project                                                   4,700,000       4.05       9/09/97     4,700,000
Salem, Massachusetts IDFA IDR - Applied Extrusion Technologies, Inc. Project    6,500,000       4.33       9/09/97     6,500,000
                                                                                                                      ----------
                                                                                                                      18,200,000
MICHIGAN 0.9%
Lansing, Michigan Limited Obligation EDC IDR - Ashland Oil, Inc. Project        1,400,000       5.44       9/09/97     1,400,000
Michigan Strategic Fund Limited Obligation Revenue - Coil Center Corporation
  Project                                                                       8,850,000       4.35       9/09/97     8,850,000
Saline, Michigan EDC Limited Obligation Revenue - Associated Spring Project     7,000,000       4.00       9/09/97     7,000,000
                                                                                                                      ----------
                                                                                                                      17,250,000
MINNESOTA 0.6%
Farmington, Minnesota IDR - WFW Ventures, LLC Project                           2,000,000       3.69       9/09/97     2,000,000
New Brighton, Minnesota IDR - Donatelle Holdings Project                        3,500,000       3.75       9/09/97     3,500,000
Princeton, Minnesota IDR - Plastic Products Company, Inc. Project               1,600,000       3.75       9/09/97     1,600,000
St. Louis Park, Minnesota IDR - Unicare Home, Inc. Project                      4,800,000       4.10       9/09/97     4,800,000
                                                                                                                      ----------
                                                                                                                      11,900,000
MISSISSIPPI 0.6%
Mississippi Business Finance Corporation IDR - Barclay Furniture Company
  Project                                                                       1,500,000       3.75       9/09/97     1,500,000
Prentiss County, Mississippi IDR - Heidelberg Eastern Project:
  Series A                                                                      2,500,000       4.40       9/09/97     2,500,000
  Series B                                                                      6,650,000       4.50       9/09/97     6,650,000
                                                                                                                      ----------
                                                                                                                      10,650,000
                                            See notes to financial statements.

18


----------------------------------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL MONEY MARKET FUND (continued)
                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (d)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI 2.3%
Berkeley, Missouri IDA Exempt Facility Revenue - St. Louis Air Cargo
  Services, Inc. Project                                                      $ 7,675,000       3.60%      9/09/97   $ 7,675,000
St. Charles County, Missouri IDA IDR Refunding - Country Club Apartments
  Project                                                                      25,000,000       3.81       9/09/97    25,000,000
St. Louis County, Missouri IDA MFHR - Whispering Lakes Apartments Project       8,000,000       3.70       9/09/97     8,000,000
St. Louis County, Missouri IDA Revenue - Allied Ring Project                    2,500,000       3.75       9/09/97     2,500,000
                                                                                                                   -------------
                                                                                                                      43,175,000
NEBRASKA 0.8%
Douglas County, Nebraska IDR - QO Chemicals, Inc. Project                       3,500,000       4.00       9/09/97     3,500,000
Nebraska IFA SFHR MERLOT                                                       11,545,000       3.60       9/09/97    11,545,000
                                                                                                                   -------------
                                                                                                                      15,045,000
NEVADA 0.5%
Nevada Department of Commerce IDR - Master-Halco, Inc. Project                  4,300,000       4.45       9/09/97     4,300,000
Nevada Housing Division Multi-Unit Housing Revenue - Oakmont at Reno Project    4,450,000       3.65       9/09/97     4,450,000
                                                                                                                   -------------
                                                                                                                       8,750,000
NEW HAMPSHIRE 1.4%
New Hampshire HFA SFMR                                                          9,900,000       3.60       9/09/97     9,900,000
New Hampshire IDA Industrial Facility Revenue - Ferrofluidics Corporation -
  Nashua Series Project                                                         5,000,000       4.10       9/09/97     5,000,000
New Hampshire Turnpike System Revenue MERLOT                                   11,000,000       3.50       9/09/97    11,000,000
                                                                                                                   -------------
                                                                                                                      25,900,000
NEW JERSEY 0.1%
New Jersey EDA EDR - Hickory Industries, Inc. Project                           1,850,000       4.05       9/09/97     1,850,000

NEW YORK 2.0%
Niagara County, New York IDA Solid Waste Disposal Facility Revenue -
  American Refunding-Fuel Company of Niagara, LP Facility                      24,505,000       3.50       9/09/97    24,505,000
Puttable Floating Option Tax-Exempt Receipts, Series PPT-5                     12,760,000       3.50       9/09/97    12,760,000
                                                                                                                   -------------
                                                                                                                      37,265,000
NORTH CAROLINA 1.9%
Alleghany County, North Carolina Industrial Facilities and PCFA IDR -
  Spring-Ford Knitting Company, Inc. Project                                    2,250,000       3.65       9/09/97     2,250,000
Craven County, North Carolina Industrial Facilities and PCFA IDR - Wheatstone
  Corporation Project                                                           3,800,000       3.85       9/09/97     3,800,000
Gaston County, North Carolina Industrial Facilities and PCFA IDR - Spring-Ford
  Knitting Company, Inc. Project                                                4,330,000       3.65       9/09/97     4,330,000
Guilford County, North Carolina Industrial Facilities and PCFA IDR - Bonset
  America Corporation Project                                                   4,000,000       3.75       9/09/97     4,000,000
Hoke County, North Carolina Industrial Facilities and PCFA IDR - Triangle
  Building Supply, Inc. Project                                                 2,500,000       3.85       9/09/97     2,500,000
Mecklenburg County, North Carolina Industrial Facilities and PCFA Industrial
  Revenue - Murata Wiedemann, Inc. Project                                      5,300,000       3.75       9/09/97     5,300,000
North Carolina Agricultural Finance Authority Agricultural Development -
  J.E. Jones Lumber Company Project                                             2,000,000       3.85       9/09/97     2,000,000
North Carolina Ports Authority Exempt Facility Revenue - Jordan Lumber &
  Supply, Inc. Project                                                          5,080,000       3.80       9/09/97     5,080,000
Robeson County, North Carolina Industrial Facilities and PCFA IDR - Core
  Industries, Inc. Project                                                      5,000,000       3.60       9/09/97     5,000,000
                                                                                                                   -------------
                                                                                                                      34,260,000
NORTH DAKOTA 0.2%
Mercer County, North Dakota PCR - Minnesota Power & Light Company Project       3,160,000       3.95       9/09/97     3,160,000

OHIO 0.6%
Cuyahoga County, Ohio IDR:
  Edge Seal Technologies, Inc. and One Industry Drive, Inc. Project             2,720,000       3.95       9/09/97     2,720,000
  Motch Corporation Project                                                     4,000,000       3.90       9/09/97     4,000,000
Gallia County, Ohio IDR - Harsco Corporation Project                            3,500,000       3.90       9/09/97     3,500,000
                                                                                                                   -------------
                                                                                                                      10,220,000
OREGON 1.3%
Metropolitan Service District, Oregon Waste Disposal Project Revenue - Riedel
  Oregon Compost Company, Inc. Project                                          3,900,000       3.70       9/09/97     3,900,000
Oregon EDR:
  Behlen Manufacturing Company Project                                          5,500,000       3.60       9/09/97     5,500,000
  JAE Oregon, Inc. Project                                                      5,500,000       3.73       9/09/97     5,500,000
  Kyotaru Oregon, Inc. Project                                                  3,600,000       3.73       9/09/97     3,600,000
  Toyo Tanso USA, Inc. Project                                                  6,000,000       3.73       9/09/97     6,000,000
                                                                                                                   -------------
                                                                                                                      24,500,000
PENNSYLVANIA 2.6%
Bucks County, Pennsylvania IDA - Double H Plastics, Inc. Project                2,230,000       3.65       9/09/97     2,230,000
Cliff House Certificates Trust COP                                             11,000,000       4.95       9/09/97    10,996,920

                                            See notes to financial statements.

                                                                                                                              19


SCHEDULES OF INVESTMENTS IN SECURITIES (continued)                                                    August 31, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (d)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
Lycoming County, Pennsylvania IDA Manufacturing Facilities Revenue - Coastal
  Aluminum Rolling Mills, Inc. Project                                        $ 4,000,000       3.65%      9/09/97   $ 4,000,000
Mercer County, Pennsylvania IDA IDR - Penntecq, Inc. Project                    4,000,000       3.65       9/09/97     4,000,000
Montgomery County, Pennsylvania IDA IDR Refunding - Spring City LP Project      5,000,000       3.99       9/09/97     5,000,000
Montgomery County, Pennsylvania IDA - Laneko Engineering Company Project        2,245,000       3.65       9/09/97     2,245,000
Pennsylvania COP Municipal Securities Trust Receipts                            6,165,000       3.55       9/09/97     6,165,000
Philadelphia, Pennsylvania IDA Revenue - 30th Street Station Project           13,100,000       4.15       9/09/97    13,100,000
                                                                                                                   -------------
                                                                                                                      47,736,920
SOUTH CAROLINA 1.1%
Charleston County, South Carolina Industrial Revenue - Tandy Corporation
  Project                                                                       1,000,000       5.10       9/09/97     1,000,000
Richland County, South Carolina IDR - Ashland Oil Project                       1,400,000       5.44       9/09/97     1,400,000
South Carolina Jobs EDA EDR:
  Galvstar LLC Project                                                          2,650,000       3.90       9/09/97     2,650,000
  Glo-Tex Chemicals, Inc. Project                                               3,000,000       3.90       9/09/97     3,000,000
South Carolina Jobs EDA IDR:
  Quoizel, Inc. Project                                                         8,000,000       3.90       9/09/97     8,000,000
  Roller Bearing Company of America, Inc. Project                               5,000,000       4.11       9/09/97     5,000,000
                                                                                                                   -------------
                                                                                                                      21,050,000
SOUTH DAKOTA 1.2%
Aberdeen, South Dakota IDR - Lomar Development Company Project                    290,000       4.10       9/09/97       290,000
Brookings, South Dakota IDR - Lomar Development Company Project                   475,000       3.95       9/09/97       475,000
Brookings, South Dakota IDR - Lomar Development Company Project                 2,120,000       4.10       9/09/97     2,120,000
South Dakota HDA Homeownership Mortgage                                        19,000,000       3.60       9/09/97    19,000,000
                                                                                                                   -------------
                                                                                                                      21,885,000
TENNESSEE 2.5%
Blount County, Tennessee IDB IDR - Advanced Crystal Technology, Inc. Project    3,300,000       3.65       9/09/97     3,300,000
Carter County, Tennessee IDB MFHR Refunding - Willow Run Apartments Project     6,675,000       3.80       9/09/97     6,675,000
Coffee County, Tennessee Industrial Board Revenue - M-Tek Project               2,700,000       4.60       9/09/97     2,700,000
Hamilton County, Tennessee IDB MFHR - The Waterford Place Apartments Project   10,100,000       3.71       9/09/97    10,100,000
Knox County, Tennessee Health, Education and Housing Facilities Board Revenue -
  Holston Long Term Care Project                                                4,300,000       4.00       9/09/97     4,300,000
Memphis-Shelby County, Tennessee IDB IDR - Techno Steel Corporation Project     4,000,000       3.70       9/09/97     4,000,000
Memphis-Shelby County, Tennessee IDB PCR - Birmingham Steel Corporation Project 9,000,000       3.60       9/09/97     9,000,000
Roane County, Tennessee IDB Solid Waste Disposal Revenue - Horsehead Residential
  Development Project                                                           5,000,000       4.15       9/09/97     5,000,000
                                                                                                                   -------------
                                                                                                                      45,075,000
TEXAS 2.2%
ABIA Development Corporation Airport Facilities Revenue - Austin Airport
  Infrastructure Project Puttable Floating Option Tax-Exempt Receipts,
  Series PT-117                                                                 7,400,000       3.55       9/09/97     7,400,000
Austin County, Texas IDC IDR - Gulf States Toyota, Inc. Project                 4,500,000       4.15       9/09/97     4,500,000
Azle, Texas IDA IDR - Tandy Corporation Project                                 3,000,000       4.55       9/09/97     3,000,000
Comal County, Texas IDA IDR - The Simpson Companies Project                     3,000,000       3.60       9/09/97     3,000,000
Deer Park, Texas Port Development Corporation IDR - Ashland Oil, Inc. Project   4,700,000       5.44       9/09/97     4,700,000
Grand Prairie, Texas IDA IDR - Precision/API Ketema Project                     3,800,000       3.70       9/09/97     3,800,000
Harris County, Texas IDC IDR - Chusei USA, Inc. Project                         1,400,000       3.85       9/09/97     1,400,000
Longview, Texas Industrial Corporation IDR - Longview Guest Inn Project         2,400,000       3.75       9/09/97     2,400,000
Montgomery County, Texas IDC IDR - Porous Media, Ltd. Project                   3,500,000       3.85       9/09/97     3,500,000
Robertson County, Texas IDC IDR - CR/PL Project                                 2,470,000       3.85       9/09/97     2,470,000
Robstown, Texas IDC IDR - Concrete Pipe and Products Company, Inc. Project      2,000,000       3.85       9/09/97     2,000,000
Tarrant County, Texas IDC IDR - Al-Ko Southwest, Inc. Project                   1,500,000       4.05       9/09/97     1,500,000
                                                                                                                   -------------
                                                                                                                      39,670,000
UTAH 0.6%
Utah Housing Finance Agency SFMR                                               11,130,000       3.60       9/09/97    11,130,000

VIRGINIA 0.5%
Fairfax County, Virginia LaSalle National Bank LeaseTOPS Trust                  4,221,541       3.65       9/09/97     4,221,541
Oyster Point, Virginia Development Corporation MFHR - Jefferson Point
  Development Project                                                           5,200,000       3.75       9/09/97     5,200,000
                                                                                                                   -------------
                                                                                                                       9,421,541
WASHINGTON 1.4%
Pierce County, Washington EDC - Brown & Haley Project                           1,895,000       4.70       9/09/97     1,895,000
Pierce County, Washington EDC Pooled Bond Program Industrial Revenue -
  America Nichirel Foods Project                                                4,500,000       4.35       9/09/97     4,500,000
Pilchuck, Washington Development Public Corporation Industrial Revenue -
  Kohkoku USA, Inc. Project                                                     4,000,000       3.73       9/09/97     4,000,000
Port Moses Lake, Washington Public Corporation Industrial Revenue - Basic
  American Foods Project                                                        4,200,000       3.95       9/09/97     4,200,000

                                            See notes to financial statements.

20



----------------------------------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL MONEY MARKET FUND (continued)
                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (d)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
Port of Vancouver, Washington Special Revenue - United Grain Corporation of
  Oregon Project                                                              $ 9,500,000       3.75%      9/09/97 $   9,500,000
Washington Community Economic Revitalization Board Economic Revenue             2,005,000       3.75       9/09/97     2,005,000
                                                                                                                   -------------
                                                                                                                      26,100,000
WISCONSIN 1.9%
Ashwaubenon, Wisconsin IDR - Pioneer Metal Finishing, Inc. Project              1,700,000       3.90       9/09/97     1,700,000
Columbus, Wisconsin IDR - Maysteel Corporation Project                          2,000,000       3.90       9/09/97     2,000,000
De Pere, Wisconsin IDR - Cleaning Systems, Inc. Project                         4,000,000       3.65       9/09/97     4,000,000
Madison, Wisconsin IDR - Manchester Place Project                               7,925,000       3.75       9/09/97     7,925,000
Manitowoc, Wisconsin IDR - HTH Enterprises, LLC/Zenith Sintered Products, Inc.
  Project                                                                       6,000,000       3.60       9/09/97     6,000,000
Milwaukee, Wisconsin Redevelopment Authority Development Revenue -
  Washington Square Phase III Project                                           8,495,000       4.10       9/09/97     8,495,000
New London, Wisconsin IDR - Steel King Industries, Inc. Project                 3,950,000       3.75       9/09/97     3,950,000
                                                                                                                   -------------
                                                                                                                      34,070,000
WYOMING 1.3%
Campbell County, Wyoming IDR - Powder Basin Properties Project                  5,470,000       3.75       9/09/97     5,470,000
Green River, Wyoming Solid Waste Disposal Revenue - OCI Wyoming LP Project      8,600,000       3.65       9/09/97     8,600,000
Lincoln County, Wyoming PCR - Champlin Petroleum Company Project                2,525,000       4.30       9/09/97     2,525,000
Uinta County, Wyoming PCR - Champlin Petroleum Company Project                  7,775,000       4.30       9/09/97     7,775,000
                                                                                                                   -------------
                                                                                                                      24,370,000
MULTIPLE STATES 4.4%
Capital Realty Investments Tax Exempt Fund, Ltd. Floating Rate Certificates:
  Series 1996-2                                                                30,750,000       3.60       9/09/97    30,750,000
  Series 1996-4                                                                30,520,000       3.65       9/09/97    30,520,000
NCNB Pooled Tax-Exempt Trust COP                                                2,175,000       4.25       9/09/97     2,175,000
Puttable Floating Option Tax-Exempt Receipts, Series PA-154                    17,000,000       3.60       9/09/97    17,000,000
                                                                                                                   -------------
                                                                                                                      80,445,000
                                                                                                                   -------------
TOTAL WEEKLY VARIABLE RATE PUT BONDS                                                                               1,205,250,766

DAILY VARIABLE RATE PUT BONDS 1.4%
SOUTH CAROLINA 0.1%
Charleston County, South Carolina Industrial Revenue - Zeigler Coal Holdings    2,700,000       3.80       9/02/97     2,700,000

VIRGINIA 1.1%
Richmond, Virginia IDA Revenue - Cogentrix of Richmond, Inc. Project           20,200,000       4.10       9/02/97    20,200,000

WYOMING 0.2%
Lincoln County, Wyoming Environmental Improvement Revenue - PacifiCorp Project  3,000,000       4.00       9/02/97     3,000,000
                                                                                                                   -------------
TOTAL DAILY VARIABLE RATE PUT BONDS                                                                                   25,900,000
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES 100.4%                                                                             1,848,120,379
Other Assets and Liabilities, Net (0.4%)                                                                              (7,757,056)
                                                                                                                   -------------
NET ASSETS 100.0%                                                                                                 $1,840,363,323
                                                                                                                  ==============



                                            See notes to financial statements.

                                                                                                                              21


SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
STRONG MUNICIPAL ADVANTAGE FUND

                                                PRINCIPAL       VALUE
                                                  AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
MUNICIPAL BONDS 37.5%
ARIZONA 0.4%
Gila County, Arizona IDA PCR Refunding -
  ASARCO, Inc. Project, 8.90%, Due 7/01/06     $ 3,000,000  $ 3,105,000

ARKANSAS 1.0%
Fayetteville, Arkansas Public Facilities Board
  Refunding and Improvement Revenue -
  Butterfield Trail Village Project, 9.50%,
  Due 9/01/14 (Pre-Refunding at 102 on 9/01/99)  3,385,000    3,795,431
Little Rock, Arkansas Collateralized IDR -
  Lexicon, Inc. Project, 6.48%, Due 7/01/06      4,575,000    4,615,031
                                                            -----------
                                                              8,410,462
CALIFORNIA 2.1%
California Hospital Revenue - Valley Health System
  Refunding and Improvement Project, 5.50%,
  Due 5/15/00                                      740,000      744,625
Long Beach, California Harbor Revenue, 7.25%,
  Due 5/15/19                                    3,550,000    3,680,001
Los Angeles, California Department of Water and
  Power Water Works Revenue Refunding, 7.00%,
  Due 2/15/22 (Crossover Refunding at 100 on
  11/01/97)                                      4,550,000    4,794,562
Santa Ana, California Community Redevelopment
  Refunding, 7.50%, Due 9/01/16                  2,000,000    2,090,000
Vallejo, California BAN - Water Improvement
  Project, 4.75%, Due 7/15/99                    6,675,000    6,658,313
                                                            -----------
                                                             17,967,501
COLORADO 0.5%
Central City, Gilpin County, Colorado Excise Tax
  Refunding, 5.40%, Due 12/01/00                 4,400,000    4,466,000

CONNECTICUT 2.4%
Connecticut Development Authority Airport
  Facilities Revenue - Roncari Associates, Inc.
  Project, 7.25%, Due 12/01/99                   2,116,192    2,139,999
Connecticut Resources Recovery Authority Revenue -
  American REF-FUEL Company of Southeastern
  Connecticut Project, 8.00%, Due 11/15/15      15,785,000   16,830,756
Norwich, Connecticut Tax-Exempt Equipment
  Lease, 6.35%, Due 8/01/01                      1,812,289    1,866,658
                                                            -----------
                                                             20,837,413
FLORIDA 3.0%
Hillsborough County, Florida EFA Revenue - The
  University of Tampa Project, 6.70%,
  Due 12/01/16                                  15,500,000   16,081,250
Pasco County, Florida Solid Waste Disposal and
  Resource Recovery System Revenue, 5.00%,
  Due 4/01/99 (f)                                4,200,000    4,231,500
Tampa, Florida Capital Improvement Program
  Revenue, 8.375%, Due 10/01/18                  5,275,000    5,479,512
                                                            -----------
                                                             25,792,262
IDAHO 0.6%
Boise, Idaho Housing Authority Revenue - Hobbler
  Place Project, 5.25%, Due 2/01/02              5,000,000    5,012,500

ILLINOIS 2.6%
Alton, Illinois Hospital Facilities Revenue &
  Refunding - St. Anthony's Health Center:
  4.65%, Due 9/01/98                             1,350,000    1,349,595
  4.95%, Due 9/01/99                             1,400,000    1,401,750
  5.00%. Due 9/01/01                               850,000      844,688
  5.15%, Due 9/01/00                             1,355,000    1,360,081
Hodgkins, Illinois GO Tax Allocation, 9.50%,
  Due 12/01/09 (Pre-Refunding at 104 on
  12/01/01)                                      2,600,000    3,178,500
Illinois Health Facilities Authority Revenue
  Refunding - Westlake Community Hospital
  Project:
  7.625%, Due 1/01/99                            1,525,000    1,572,656
  7.875%, Due 1/01/13                            4,450,000    4,672,500
Kane, McHenry, Cook and DeKalb Counties,
  Illinois Community Unit School District Number
  300 GO Lease Secured COP - School Building
  Project, 6.90%, Due 12/01/04                   3,685,000    3,938,344
Romeoville, Will County, Illinois COP:
  7.30%, Due 12/01/99                            2,250,000    2,309,062
  7.30%, Due 12/01/00                            2,000,000    2,072,500
                                                            -----------
                                                             22,699,676
INDIANA 1.0%
East Chicago, Indiana School City COP, 5.50%,
  Due 7/15/02                                    3,265,000    3,326,219
Fishers, Indiana First Mortgage EDR - United
  Student Aid Funds, Inc. Project, 8.375%,
  Due 9/01/14                                    3,250,000    3,377,465
Huntington, Indiana EDR Refunding - Quanex
  Corporation Project, 6.50%, Due 8/01/10        1,665,000    1,716,782
                                                            -----------
                                                              8,420,466
IOWA 0.6%
Cedar Rapids, Iowa First Mortgage Revenue -
  Cottage Grove Place Project, 7.25%,
  Due 7/01/02                                    5,000,000    5,162,200

KANSAS 0.1%
Kansas City, Kansas Residual Revenue Capital
  Appreciation, Zero %, Due 5/01/12              1,805,000      561,806

LOUISIANA 0.9%
Louisiana Public Facilities Authority Hospital
  Revenue and Refunding - Pendleton Memorial
  Methodist Hospital Project, 6.75%, Due 6/01/10 4,060,000    4,237,625
Ouachita Parish, Louisiana IDB, Inc. Revenue
  Refunding - Physicians and Surgeons Medical
  Complex Project, 4.80%, Due 8/01/02            4,000,000    4,005,000
                                                            -----------
                                                              8,242,625
MASSACHUSETTS 0.9%
Commonwealth of Massachusetts Department of
  Revenue Tax-Exempt Master Equipment Lease:
  5.40%, Due 9/30/99                             4,646,037    4,698,304
  5.62%, Due 10/01/01                            2,493,814    2,543,690
Massachusetts Industrial Finance Agency
  Industrial Revenue - John T. Spinelli Project,
  7.00%, Due 11/01/00                              919,267      919,267
                                                            -----------
                                                              8,161,261
MICHIGAN 0.4%
Detroit, Michigan EDC Resource Recovery
  Revenue, 7.00%, Due 5/01/01                    2,950,000    3,152,812
Pontiac, Michigan Hospital Financing Authority
  Hospital Revenue - NOMC Obligation Group,
  5.60%, Due 8/01/99                               200,000      201,500
                                                            -----------
                                                              3,354,312
MINNESOTA 4.2%
St. Paul, Minnesota Housing and Redevelopment
  Authority Hospital Facility Revenue - HealthEast
  Project, 9.75%, Due 11/01/17 (Crossover
  Refunding at 100 on 11/01/97)
  Series A                                      21,925,000   22,549,106
  Series D                                      13,500,000   13,884,210
                                                            -----------
                                                             36,433,316
MISSOURI 0.1%
Springfield, Missouri Land Clearance
  Redevelopment Authority Industrial Revenue -
  University Plaza Project, 5.90%, Due 10/01/01  1,210,000    1,217,563

                       See notes to financial statements.

--------------------------------------------------------------------------------
STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                PRINCIPAL       VALUE
                                                  AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
NEBRASKA 0.7%
Omaha Tribe of Nebraska Public Improvements
  Authority Omaha Tribe of Nebraska GO
  Guaranty, 7.50%, Due 12/01/02                $ 6,300,000 $  6,394,500

NEVADA 0.8%
Clark County, Nevada Airport Improvement
  Revenue Airport System Improvements, 8.25%,
  Due 7/01/15                                    5,000,000    5,242,700
Henderson, Nevada Local Improvement Districts
  Number T-4, 6.00%, Due 11/01/01                  475,000      480,344
Reno-Sparks, Nevada Convention and Visitors
  Authority Limited Obligation Refunding, 6.25%,
  Due 11/01/01                                   1,540,000    1,578,500
                                                            -----------
                                                              7,301,544
NEW JERSEY 2.3%
New Jersey EDA Senior Mortgage Revenue - Arbor
  Glen of Bridgewater Project:
  6.00%, Due 5/15/26                             1,750,000    1,753,238
  7.00%, Due 5/15/06                            11,525,000   11,683,469
South Amboy, New Jersey Housing Authority
  Housing Revenue - Shore Gate Village Grand
  Project, 6.00%, Due 8/15/99                    6,500,000    6,502,665
                                                            -----------
                                                             19,939,372
NEW YORK 0.7%
New York Medical Care Facilities Finance Agency
  Revenue Hospital and Nursing Home Mortgage,
  8.00%, Due 2/15/27                             5,700,000    5,828,250

OHIO 1.4%
Cleveland, Ohio City School District Energy
  Conservation Improvement GO:
  6.53%, Due 9/15/98                               590,000      603,352
  6.53%, Due 3/15/99                               610,000      626,012
  6.53%, Due 9/15/99                               630,000      652,050
Lucas County, Ohio Hospital Revenue Refunding -
  Riverside Hospital Project, 7.625%,
  Due 6/01/15                                    2,400,000    2,453,928
Ohio Department of Transportation COP -
  Rickenbacker Port Project, 6.125%,
  Due 4/15/15                                    1,150,000    1,194,562
Ohio Township, Allegheny County, Pennsylvania
  GO, 5.15%, Due 11/15/00                        1,785,000    1,827,394
Youngstown, Ohio City School District Energy
  Conservation Measures, 6.80%, Due 3/15/05      4,745,000    4,976,319
                                                            -----------
                                                             12,333,617
OREGON 1.0%
Clackamas County, Oregon Hospital Facility
  Authority Revenue and Refunding - Willamette
  View, Inc. Project, 5.40%, Due 11/01/02        1,830,000    1,862,025
Portland, Oregon Housing Authority Tax Credit
  Notes - Yards at Union Station Project, 5.00%,
  Due 7/15/99                                    2,265,000    2,270,663
Portland, Oregon MFHR - Civic Stadium Housing
  Project, 4.60%, Due 8/01/99                    2,000,000    2,005,000
Washington County, Oregon Housing Authority
  Tax Credit - Bethany Meadows Project, 5.00%,
  Due 9/30/98                                    2,260,000    2,273,266
                                                            -----------
                                                              8,410,954
PENNSYLVANIA 4.8%
Delaware County, Pennsylvania IDA Refunding
  Revenue - Resource Recovery Facility, 5.50%,
  Due 1/01/99                                    2,940,000    2,980,425
Lancaster County, Pennsylvania Solid Waste
  Management Authority Resource Recovery
  System Revenue, 8.50%, Due 12/15/10            7,460,000    7,798,236
Philadelphia, Pennsylvania Airport Revenue
  Refunding - Philadelphia Airport System Project,
  5.50%, Due 6/15/01 (f)                         2,000,000    2,057,500
Philadelphia, Pennsylvania Hospitals and Higher
  Education Facilities Authority Revenue, 8.375%,
  Due 6/01/04                                    1,665,000    1,804,444
Philadelphia, Pennsylvania Municipal Authority
  Equipment Revenue, 5.297%, Due 10/01/04       18,000,000   18,607,500
Scranton, Lackawanna County, Pennsylvania
  Health and Welfare Authority Hospital
  Revenue - Moses Taylor Hospital Project,
  5.25%, Due 7/01/02                             4,750,000    4,785,625
Titusville, Crawford County, Pennsylvania GO,
  5.00%, Due 4/15/99                             3,500,000    3,548,125
                                                            -----------
                                                             41,581,855
SOUTH CAROLINA 1.1%
Charleston County, South Carolina First Mortgage
  Health Facilities Revenue - The Episcopal
  Church Home Project, 5.40%, Due 4/01/04 (f)    8,100,000    8,110,125
Charleston County, South Carolina Industrial
  Revenue Refunding - Coburg Dairy, Inc. Project,
  6.875%, Due 10/01/06                           1,400,000    1,430,044
                                                            -----------
                                                              9,540,169
TEXAS 1.4%
Dallas-Fort Worth, Texas International Airport
  Facilities Improvement Corporation Revenue -
  American Airlines, Inc. Project, 7.50%,
  Due 11/01/25                                   3,450,000    3,743,250
Houston, Texas Airport System Subordinate Lien
  Revenue Refunding:
  5.25%, Due 7/01/00 (f)                         2,230,000    2,257,875
  5.25%, Due 7/01/01 (f)                         2,350,000    2,385,250
Texas Turnpike Authority Dallas North Tollway
  Revenue, 7.125%, Due 1/01/15                   3,675,000    3,783,192
                                                            -----------
                                                             12,169,567
UTAH 0.5%
Salt Lake City, Utah Redevelopment Agency
  Central Business District Neighborhood
  Redevelopment Tax Increment Revenue
  Refunding, 4.75%, Due 10/01/02                 4,200,000    4,189,500

WASHINGTON 1.6%
Clark County, Washington Industrial Revenue Bond
  Public Corporation Solid Waste Disposal Project
  Revenue - Camas Power Boiler LP Project, 4.65%,
  Due 8/01/07                                    9,355,000    9,296,531
Lynnwood, Snohomish County, Washington Local
  Improvement District Number 93-1 BAN, 4.60%,
  Due 10/01/99                                   5,000,000    5,009,650
                                                            -----------
                                                             14,306,181
WEST VIRGINIA 0.2%
Kanawha County, West Virginia County
  Commission IDR - Union Carbide Chemicals
  and Plastics Company, Inc. Project, 8.00%,
  Due 8/01/20                                    1,930,000    2,106,112

WISCONSIN 0.2%
Manawa, Wisconsin School District TRAN,
  4.33%, Due 9/09/98                             2,200,000    2,201,716
                                                            -----------
TOTAL MUNICIPAL BONDS (COST $323,129,539)                   326,147,700

VARIABLE RATE PUT BONDS 7.4%
CALIFORNIA 0.9%
Santa Rosa, California Housing Authority MFHR -
  Dutton Partners Project, 4.85%, Due 9/01/07
  (Putable at $100 and Rate Reset
  Effective 9/01/02) (f)                         3,000,000    3,000,000

                       See notes to financial statements.

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                 PRINCIPAL      VALUE
                                                   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------
Vallejo, California Housing Authority MFMR -
  Highlands Apartments Project, 5.00%,
  Due 6/01/07 (Putable at $100 and Rate Reset
  Effective 6/01/99)                           $ 4,640,000  $ 4,645,568
                                                            -----------
                                                              7,645,568
COLORADO 0.3%
Colorado Health Facilities Authority Extendable
  Rate Adjustable Securities - Baptist Home
  Association of the Rocky Mountains, Inc.,
  5.75%, Due 8/15/27 (Putable at $100 and Rate
  Reset Effective 8/15/02)                       3,000,000    3,007,500

FLORIDA 2.4%
Escambia County, Florida Escambia Housing
  Corporation Housing Revenue:
  Royal Arms Project, 7.00%, Due 7/01/17
  (Putable at $100 and Rate Reset Effective
  7/01/99)                                       9,360,000    9,406,800
Wellington Arms Project, 7.375%, Due 9/01/16
  (Putable at $100 and Rate Reset Effective
  9/01/99)                                      10,650,000   10,796,438
Florida Housing Finance Agency MFHR - Cypress
  Lake Apartment Project, 5.75%, Due 12/01/07
  (Putable at $100 and Rate Reset Effective
  12/01/02)                                        200,000      204,250
                                                            -----------
                                                             20,407,488
GEORGIA 0.4%
Decatur County, Georgia Bainbridge IDA IDR -
  John B. Sanfilippo & Son, Inc. Project, 5.375%,
  Due 6/01/17 (Putable at $100 and Rate Reset
  Effective 6/01/02)                             3,000,000    3,026,250

ILLINOIS 0.4%
Chicago, Illinois MFHR - Chicago Beach
  Apartments Project, 5.50%, Due 2/01/17
  (Putable at $100 and Rate Reset Effective
  2/01/02)                                       3,065,000    3,077,873

MAINE 0.7%
Maine Finance Authority MFHR - Back Bay Tower
  Project, 5.25%, Due 9/01/18 (Putable at $100
  and Rate Reset Effective 9/01/99)              6,000,000    6,052,500

OHIO 0.1%
Lorain County, Ohio IDR - Gilford Instrument
  Laboratories, Inc. Project, 5.25%, Due 7/01/14
  (Putable at $100 and Rate Reset Effective
  7/01/99)                                       1,000,000    1,018,750

PENNSYLVANIA 0.3%
Chester County, Pennsylvania Health and Education
  Facilities Authority Revenue  - Barclay Friends
  Project, 4.90%, Due 8/01/25 (Putable at $100 and
  Rate Reset Effective 8/01/99)                  2,500,000    2,531,250

SOUTH CAROLINA 0.3%
Charleston County, South Carolina First Mortgage
  Health Facilities Revenue - The Episcopal Church
  Home Project, 5.30%, Due 4/01/27 (Putable at
  $100 and Rate Reset Effective 10/01/02) (f)    3,000,000    3,007,500

SOUTH DAKOTA 0.9%
Sioux Falls, South Dakota EDR Refunding - City
  Centre Hotel Corporation Project, 7.00%,
  Due 11/01/16 (Putable at $100 and Rate
  Reset Effective 11/01/99)                      8,176,783    8,176,783

TEXAS 0.7%
Bell County, Texas Health Facilities Development
  Corporation Revenue Refunding - Central Texas
  Pooled Health Care Loan Program, 4.75%,
  Due 10/01/23 (Putable at $100 and Rate Reset
  Effective on 10/01/98)                         5,330,000    5,363,632
Trinity River Authority Refunding - Texas
  Industries, Inc. Project, 6.375%, Due 9/01/07    440,000      446,050
Trinity River Authority Refunding - Texas
  Industries, Inc. Project, Series A, 6.375%,
  Due 9/01/07                                      270,000      273,712
                                                              6,083,394
                                                            -----------
TOTAL VARIABLE RATE PUT BONDS
  (COST $63,589,370)                                         64,034,856

SHORT-TERM INVESTMENTS (a) 54.8%
MUNICIPAL BONDS 12.5%
CALIFORNIA 0.4%
Orange County, California Airport Revenue
  Refunding, 5.00%, Due 7/01/98                  3,000,000    3,025,140

FLORIDA 0.9%
Bayside, Florida Community Improvement
  Development District BAN, 5.75%, Due 6/01/98   7,870,000    7,960,584

ILLINOIS 2.9%
Kane, McHenry, Cook and DeKalb Counties, Illinois
  Community Unit School District Number 300 GO
  Lease Secured COP - School Building Project,
  5.00%, Due 12/01/97                              470,000      470,700
Winnebago and Boone Counties, Illinois School
  District Number 205 Tax Anticipation Warrants,
  5.25%, Due 10/30/97                           25,000,000   25,028,500
                                                            -----------
                                                             25,499,200
INDIANA 0.5%
Crawfordsville, Indiana Redevelopment District
  BAN, 5.00%, Due 2/16/98                        1,555,000    1,561,826
Jefferson County, Indiana Hospital Authority
  Hospital Revenue Refunding - King's Daughters'
  Hospital Project, 8.50%, Due 8/15/13
  (Pre-Refunding at 102 on 8/15/98)              3,000,000    3,184,830
                                                            -----------
                                                              4,746,656
MASSACHUSETTS 0.5%
Mohawk Trail Regional School District BAN,
  4.15%, Due 12/05/97                            4,662,033    4,661,007

MICHIGAN 0.1%
Pontiac, Michigan Hospital Financing Authority
  Hospital Revenue - NOMC Obligation Group,
  5.40%, Due 8/01/98                               840,000      843,940

MISSOURI 3.4%
Branson, Missouri BAN - Water Treatment Plant
  Project, 5.30%, Due 5/30/98                   13,145,000   13,267,906
Cass County, Missouri Tax and Revenue
  Anticipation Warrants, 4.625%, Due 6/01/98     2,000,000    2,003,160
St. Charles County, Missouri Francis Howell
  School District TRAN, 4.97%, Due 6/30/98      14,000,000   14,068,460
                                                            -----------
                                                             29,339,526
NEW JERSEY 2.5%
East Orange, Essex County, New Jersey TAN,
  4.98%, Due 5/29/98                             6,500,000    6,528,925
Irvington Township, New Jersey BAN, 5.125%,
  Due 6/09/98                                    8,369,000    8,439,885
New Jersey Health Care Facilities Financing
  Authority Revenue - Kimball Medical Center
  Issue, 8.00%, Due 7/01/98                      1,620,000    1,659,010
Orange Township, Essex County, New Jersey
  TAN, 4.48%, Due 10/28/97                       5,260,700    5,266,381
                                                            -----------
                                                             21,894,201
NEW YORK 0.7%
Babylon, Suffolk County, New York BAN, 4.75%,
  Due 3/31/98                                    5,856,500    5,887,481

                       See notes to financial statements.

--------------------------------------------------------------------------------
STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                PRINCIPAL       VALUE
                                                  AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
OHIO 0.1%
Cleveland, Ohio City School District Energy
  Conservation Improvement GO:
  6.53%, Due 9/15/97                           $   555,000 $    555,350
  6.53%, Due 3/15/98                               570,000      576,943
                                                            -----------
                                                              1,132,293
WEST VIRGINIA 0.1%
Lewis County, West Virginia IDR Refunding - Gulf
  Energy Gathering and Processing Corporation
  Project, 7.60%, Due 10/15/97                   1,000,000    1,004,190

WISCONSIN 0.4%
Bonduel, Wisconsin School District TRAN,
  4.25%, Due 8/24/98                             2,000,000    2,004,340
Neillsville, Wisconsin School District TRAN,
  4.40%, Due 8/21/98                             1,250,000    1,253,262
                                                            -----------
                                                              3,257,602
                                                            -----------
Total Municipal Bonds                                       109,251,820

VARIABLE RATE PUT BONDS 10.0%
ALABAMA 0.3%
Auburn, Alabama Non-Profit HDC MFHR -
  Lakeside Apartments Project, 8.25%,
  Due 12/01/17 (Putable at $100 and Rate Reset
  Effective 12/01/97)                            2,500,000    2,525,275

INDIANA 2.1%
Indianapolis, Indiana MFHR:
  Broad Ripple Lakes LP Project, 4.30%,
  Due 3/01/32 (Putable at $100 and Rate Reset
  Effective 10/01/97)                            7,950,000    7,950,000
Kingsmill Venture LP Project, 5.276%,
  Due 7/01/29 (Putable at $100 and Rate Reset
  Effective 10/01/97)                           10,000,000   10,000,000
                                                            -----------
                                                             17,950,000
KANSAS 0.1%
Sedgwick and Shawnee Counties, Kansas SFHR,
  4.50%, Due 3/01/20 (Putable at $100 and Rate
  Reset Effective 6/01/98)                       1,055,000    1,059,526

LOUISIANA 1.2%
Louisiana Public Facilities Authority MFHR -
  Southfork Village Apartments Project, 8.00%,
  Due 11/01/05 (Putable at $100 and Rate Reset
  Effective 10/15/97)                           10,500,000   10,535,010

MINNESOTA 0.9%
St. Paul, Minnesota Port Authority CDR
  Refunding - Battle Creek Hotel Project, 4.95%,
  Due 7/01/12 (Putable at $100 and Rate Reset
  Effective on 4/01/98)                          7,420,000    7,448,938

PENNSYLVANIA 2.4%
Pennsylvania COP Short Term Auction Rate Securities:
  4.50%, Due 7/01/06 (Putable at $100 and Rate
  Reset Effective 1/02/98)                      13,100,000   13,100,000
  4.50%, Due 7/01/07 (Putable at $100 and Rate
  Reset Effective 1/02/98)                       7,850,000    7,850,000
                                                            -----------
                                                             20,950,000
WISCONSIN 0.9%
Germantown, Wisconsin IDR - Moldmakers
  Leasing and Investments LLP Project, 5.50%,
  Due 12/01/12 (Putable at $100 and Rate Reset
  Effective 12/03/97)                            4,000,000    4,013,640
Lac Courte Oreilles, Wisconsin Band of Lake
  Superior Chippewa Indians Public Purpose
  Infrastructure Revenue, 6.25%, Due 8/01/01
  (Putable at $100 and Rate Reset
  Effective 8/01/98)                             3,470,000    3,485,198
                                                            -----------
                                                              7,498,838
WYOMING 2.1%
Wyoming Student Loan Corporation Student Loan
  Revenue, 4.00%, Due 2/01/32 (Putable at $100
  and Rate Reset Effective 9/17/97)             10,850,000   10,850,000
Wyoming Student Loan Corporation Student Loan
  Revenue Refunding, 4.00%, Due 12/01/05
  (Putable at $100 and Rate Reset Effective
  9/17/97)                                       7,800,000    7,800,000
                                                            -----------
                                                             18,650,000
                                                            -----------
Total Variable Rate Put Bonds                                86,617,587

ANNUAL PUT BONDS 5.8%
CALIFORNIA 5.1%
Inland Valley, California Development Agency
  Tax Allocation Bonds (e)                      44,485,000   44,539,717

OHIO 0.1%
Sharonville, Ohio IDR - Ralston Purina
  Company Project (e)                            1,000,000    1,000,180

PENNSYLVANIA 0.2%
Pennsylvania Housing Finance Agency SFMR (e)     1,000,000    1,004,050
Pennsylvania Housing Finance Agency SFMR (e)     1,080,000    1,084,374
                                                            -----------
                                                              2,088,424
TENNESSEE 0.4%
Knox County, Tennessee 7.50% IDB IDR -
  Spartan Food Systems, Inc. Project             1,500,000    1,503,750
Maryville, Tennessee 7.50% IDB IDR -
  Spartan Food Systems, Inc. Project             1,500,000    1,503,750
                                                            -----------
                                                              3,007,500
                                                            -----------
Total Annual Put Bonds                                       50,635,821

QUARTERLY VARIABLE RATE PUT BONDS 0.7%
WASHINGTON
Washington Housing Finance Commission
  SFMR Refunding:
  Series S-1A                                      380,000      380,000
  Series S-1B                                    4,275,000    4,275,000
  Series S-2B                                    1,095,000    1,095,000
  Series S-3A                                      350,000      350,000
  Series S-4A                                      305,000      305,000
           -                                                -----------
Total Quarterly Variable Rate Put Bonds                       6,405,000

WEEKLY VARIABLE RATE PUT BONDS 18.8%
ALABAMA 1.7%
Birmingham, Alabama IDB IDR - Home Baking
  Company, Inc. Project                          3,565,000    3,565,000
Birmingham, Alabama IDB IDR - Home Baking
  Company, Inc. Project                          1,385,000    1,385,000
Huntsville, Alabama Educational Building
  Authority Revenue - Faulkner University
  Project                                        1,150,000    1,150,000
Livingston, Alabama IDB IDR Refunding -
  Toin Corporation U.S.A. Project                1,100,000    1,100,000
Montgomery, Alabama Educational Building
  Authority Facilities Revenue - Faulkner
  University Project                             7,585,000    7,585,000
                                                            -----------
                                                             14,785,000
CALIFORNIA 3.7%
Glendora, California Foothill Nursing Home         940,000      940,000
Los Angeles, California Community Redevelopment
  Agency Housing Revenue - Ithaka Partners III   1,780,000    1,780,000

                       See notes to financial statements.

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                PRINCIPAL      VALUE
                                                  AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
Los Angeles, California MFHR - Channel Gateway
  Apartments                                   $12,200,000  $12,200,000
Los Angeles County, California IDA IDR -
  Fruitland Associates Project                   3,100,000    3,100,000
Orange County, California Apartment Development
  Revenue - WLCO LF Partners Project - Series 2  5,300,000    5,300,000
Pasadena, California Community Development
  Commission COP:
  Kings Plaza Project                              885,000      885,000
  Lake/Washington Neighborhood Shopping Center   2,545,000    2,545,000
Riverside, California MFHR - Spruce Grove
  Project                                        3,680,000    3,680,000
Riverside County, California IDA IDR - Medical
  Design Concepts IV Project                     1,500,000    1,500,000
                                                            -----------
                                                             31,930,000
COLORADO 0.3%
Arapahoe County, Colorado IDR - Denver
  JetCenter, Inc. Project                        1,600,000    1,600,000
Grand Junction, Colorado IDR - Sundstrand
  Corporation Project                            1,000,000    1,000,000
                                                            -----------
                                                              2,600,000
FLORIDA 0.1%
Broward County, Florida HFA MFHR - Sawgrass
  Pines Apartments Project                       1,000,000    1,000,000

ILLINOIS 0.8%
Illinois DFA IDA - Toyomenka (America), Inc.
  Project                                        2,200,000    2,200,000
Illinois DFA IDR - Sumitomo Machinery
  Corporation Project                            2,000,000    2,000,000
Salem, Illinois IDR - Americana Building
  Products Project                               2,565,000    2,565,000
                                                            -----------
                                                              6,765,000
INDIANA 1.1%
Madison, Indiana EDR - Arvin Sango, Inc. Project 9,600,000    9,600,000

IOWA 0.9%
Creston, Iowa IDR - CF Processing, LC Project    3,190,000    3,190,000
Creston, Iowa IDR - CF Processing, LC Project    4,810,000    4,810,000
                                                            -----------
                                                              8,000,000
MINNESOTA 0.2%
Delano, Minnesota IDR - Solar Plastics, Inc.
  Project                                        2,015,000    2,015,000

MISSOURI 0.2%
Jefferson County, Missouri IDA Industrial Revenue
  Refunding - Festus Manor Nursing Home Project  1,575,000    1,575,000

NEVADA 0.0%
Nevada Department of Commerce IDR -
  Master-Halco, Inc. Project                       300,000      300,000

NEW YORK 0.6%
Wayne County, New York IDA IDR - Seneca Foods
  Corporation Project                            5,060,000    5,060,000

NORTH CAROLINA 0.3%
Moore County, North Carolina Industrial Facilities
  and PCFA Industrial Revenue - Cotton Creek Chip
  Company Project                                1,900,000    1,900,000
New Hanover County, North Carolina Industrial
  Facilities Revenue - Wilmington Machinery, Inc.
  Project                                        1,015,000    1,015,000
                                                            -----------
                                                              2,915,000
OHIO 0.7%
Ohio Housing Finance Agency Refunding -
  10 Wilmington Place Project                    5,910,000    5,910,000

PENNSYLVANIA 1.7%
Berks County, Pennsylvania IDA Manufacturing
  Facilities Revenue:
  Berks Products Corporation Project             2,750,000    2,750,000
  Grafika Commercial Printing, Inc. Project 1,885,000 1,885,000 Philadelphia, Pennsylvania IDA Revenue -
  30th Street Station Project                   10,000,000   10,000,000
                                                            -----------
                                                             14,635,000
SOUTH CAROLINA 1.3%
Rock Hill, South Carolina Industrial Revenue -
  Willamette Industries, Inc. Project            7,500,000    7,500,000
South Carolina Jobs EDA EDR -
  B.F. Shaw, Inc. Project                        4,000,000    4,000,000
                                                            -----------
                                                             11,500,000
TENNESSEE 0.6%
Anderson County, Tennessee IDB Revenue -
  Becromal of America, Inc. Project              2,000,000    2,000,000
Dover, Tennessee IDB Revenue - Nashville Wire
  Products Manufacturing Company Project         3,000,000    3,000,000
                                                            -----------
                                                              5,000,000
TEXAS 2.2%
San Antonio, Texas Airport Lease Revenue -
  Hedrick Beechcraft, Inc. Project               4,100,000    4,100,000
San Antonio, Texas Electric and Gas Systems
  Municipal Securities Trust Receipts           14,920,000   14,920,000
                                                            -----------
                                                             19,020,000
VIRGINIA 0.2%
Buena Vista, Virginia IDA IDR Refunding -
  Everbrite, Inc. Project                        2,045,000    2,045,000

WASHINGTON 0.4%
Pierce County, Washington EDC Pooled Bond
  Program Industrial Revenue - America
  Nichirel Foods Project                         2,000,000    2,000,000
Washington Community Economic Revitalization
  Board Umbrella Bond Program EDR                1,020,000    1,020,000
                                                            -----------
                                                              3,020,000
WISCONSIN 0.5%
Combined Locks, Wisconsin IDR - Appleton
  Papers, Inc. Project                           4,300,000    4,300,000

MULTIPLE STATES 1.3%
Port Authority of New York and New Jersey
  Special Obligation Revenue                    11,100,000   11,100,000
                                                            -----------
Total Weekly Variable Rate Put Bonds                        163,075,000

DAILY VARIABLE RATE PUT BONDS 7.0%
ILLINOIS 0.2%
Will County, Illinois Solid Waste Disposal
  Revenue - BASF Corporation Project             2,000,000    2,000,000

LOUISIANA 2.0%
Ascension Parish, Louisiana Revenue -
  BASF Corporation Project                       2,000,000    2,000,000
West Baton Rouge Parish, Louisiana Industrial
  District Number 3 Revenue - The Dow
  Chemical Company Project                      15,200,000   15,200,000
                                                            -----------
                                                             17,200,000
NEW YORK 1.2%
New York State Tollway Authority General
  Revenue Floating Rate Receipts                10,500,000   10,500,000

SOUTH CAROLINA 0.6%
Florence County, South Carolina Solid Waste
  Disposal and Wastewater Treatment Facilities
  Revenue - Roche Carolina, Inc. Project         5,000,000    5,000,000

                       See notes to financial statements.

--------------------------------------------------------------------------------
STRONG MUNICIPAL ADVANTAGE FUND (CONTINUED)

                                                 PRINCIPAL      VALUE
                                                   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------
TEXAS 1.5%
Brazos River Texas Harbor Navigation District
  Harbor Revenue - Dow Chemical Company
  Project                                       $9,000,000 $  9,000,000
Harris County, Texas IDC Solid Waste Disposal
  Revenue - Deer Park Refining LP                3,900,000    3,900,000
                                                            -----------
                                                             12,900,000
WYOMING 0.6%
Sweetwater County, Wyoming Environmental
  Improvement Revenue - Pacificorp Project       5,000,000    5,000,000

MULTIPLE STATES 0.9%
Puttable Floating Option Tax-Exempt Receipts,
  Series PPT-6                                   8,420,000    8,420,000
                                                            -----------
Total Daily Variable Rate Put Bonds                          61,020,000
TOTAL SHORT-TERM INVESTMENTS
  (COST $476,425,904)                                       477,005,228
                                                            -----------
TOTAL INVESTMENTS IN SECURITIES
  (COST $863,144,813) 99.7%                                 867,187,784
Other Assets and Liabilities, Net 0.3%                        2,445,326
                                                           ------------
NET ASSETS 100.0%                                          $869,633,110
                                                           ============



--------------------------------------------------------------------------------
STRONG ADVANTAGE FUND
                                                SHARES OR
                                                PRINCIPAL      VALUE
                                                  AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------

CORPORATE BONDS 70.3%
AMR Corporation Delaware Debentures, 10.00%,
  Due 4/15/21                                  $ 6,223,000  $ 7,783,878
Advance Bank Australia Floating Rate
  Subordinated Notes, 6.5625%, Due 3/14/06      15,000,000   15,157,500
Atlas Air, Inc. Pass-Thru Trusts, Pass-Thru
  Certificates, 12.25%, Due 12/01/02             6,800,000    7,602,400
Bank of Boston Capital Trust III Floating Rate
  Capital Securities, 6.5625%, Due 6/15/27      10,000,000    9,899,670
Bank of Ireland Perpetual Floating Rate Junior
  Subordinated Notes, 6.8125%, Due 9/29/49       5,000,000    5,000,000
Bank of Scotland Variable Rate Subordinated
  Notes, 6.75%, Due 8/29/49                     34,000,000   34,000,000
Bell & Howell Operating Company Senior Notes,
  9.25%, Due 7/15/00                             1,175,000    1,210,250
Bell Cablemedia PLC Senior Discount Notes,
  Zero %, Due 7/15/04 (Rate Reset
  Effective 7/15/99)                            10,000,000    9,350,000
Building Materials Corporation Senior Deferred
  Coupon Notes, Series B, Zero %, Due 7/01/04
  (Rate Reset Effective 7/01/99)                 7,000,000    6,492,500
Cablevision Systems Corporation Debentures,
  8.125%, Due 8/15/09 (Acquired 8/21/97;
  Cost $19,925,400) (b)                         20,000,000   19,950,000
Caesars World, Inc. Senior Subordinated
  Debentures, 8.875%, Due 8/15/02                1,700,000    1,760,775
California Federal Bank Linked Restructured
  Asset Certificates with Enhanced Returns,
  Series 1997-C-5-5, 8.50%, Due 4/01/99
  (Acquired 5/05/97; Cost $14,225,000) (b)      14,225,000   14,171,656
California Hotel Finance Corporation Guaranteed
  Senior Subordinated Notes, 11.00%,
  Due 12/01/02                                   2,282,000    2,418,920
Chase Manhattan Corporation Floating Rate
  Notes, 5.9375%, Due 12/30/09                  30,930,000   30,125,820
Citicorp Floating Rate Notes:
  6.50%, Due 5/01/04                             7,166,000    7,232,988
  Series W, 5.8125%, Due 11/27/35               10,000,000    9,400,000
  Series X, 5.725%, Due 11/27/35                10,000,000    9,375,000
Cleveland Electric Linked Restructured Asset
  Certificates with Enhanced Returns, Series
  1997-C-X, 7.2125%, Due 6/01/01
  (Acquired 7/14/97; Cost $18,000,000) (b)      18,000,000   17,955,000
Cole National Group, Inc. Senior Notes, 11.25%,
  Due 10/01/01                                  12,645,000   14,035,950
Contifinancial Corporation Senior Notes, 7.50%,
  Due 3/15/02                                   14,220,000   14,176,487
Corestates Capital II Floating Rate Subordinated
  Capital Income Securities, 6.40%, Due 1/15/27
  (Acquired 5/14/97; Cost $9,852,500) (b)       10,000,000    9,864,920
Cort Furniture Rental Corporation Senior Notes,
  12.00%, Due 9/01/00                           15,275,000   16,726,125
Credit Lyonnais Floating Rate Notes, 6.8125%,
  Due 9/19/49                                   20,000,000   19,870,000
Delta Air Lines, Inc. Pass-Thru Trust Pass-Thru
  Certificates, Series 1993-A2, 10.50%,
  Due 4/30/16                                   10,000,000   12,865,730
Dime Bancorp, Inc. Senior Notes, 10.50%,
  Due 11/15/05                                  12,270,000   13,312,950
Ferrellgas LP/Ferrellgas Financial Corporation
  Senior Notes, 10.00%, Due 8/01/01              5,000,000    5,250,000
First Bank System, Inc. Subordinated Floating
  Rate Notes, 5.875%, Due 11/30/10
  (Putable at $100 on 11/30/00)                  6,980,000    7,039,839
First Empire Capital Trust II Capital Securities,
  8.277%, Due 6/01/27                            8,000,000    8,295,064
First Maryland Capital I Variable Rate
  Subordinated Capital Income Securities,
  6.75%, Due 1/15/27                            19,500,000   19,821,165
Fort Howard Corporation Pass-Thru Trust
  Pass-Thru Certificates, Series 1991, 11.00%,
  Due 1/02/02                                    6,649,651    7,040,318
HSB Capital I Floating Rate Securities, Series A,
  6.66%, Due 7/15/27 (Acquired 7/10/97;
  Cost $8,906,850) (b)                           9,000,000    9,009,945
Harrahs Operating, Inc. Guaranteed Senior
  Subordinated Notes, 8.75%, Due 3/15/00         9,600,000    9,864,000
Health & Retirement Properties Trust Reset
  Notes, 6.20%, Due 7/09/07                     20,000,000   19,850,000
Healthsouth Corporation Senior Subordinated
  Notes, 9.50%, Due 4/01/01                     19,385,000   20,451,175
Heritage Media Services, Inc. Senior Secured
  Notes, 11.00%, Due 6/15/02                     5,305,000    5,623,300
Huntington Capital I Variable Rate Capital Income
  Securities, 6.4188%, Due 2/01/27 (Acquired
  1/23/97 - 4/16/97; Cost $27,841,415) (b)      28,500,000   27,688,519
Huntsman Polymers Corporation Senior Notes,
  11.75%, Due 12/01/04                           3,796,000    4,336,930
Imperial Capital Trust I Guaranteed Capital
  Securities, 9.98%, Due 12/31/26                5,300,000    5,625,669
Indspec Chemical Corporation Senior
  Subordinated Discount Notes, Series B, Zero %,
  Due 12/01/03 (Rate Reset Effective 12/01/98)  38,571,000   37,221,015
JP Morgan & Company, Inc. Subordinated Notes,
  8.00%, Due 5/30/05                             1,400,000    1,423,201
K-III Communications Corporation Senior Notes,
  10.25%, Due 6/01/04                            5,000,000    5,400,000
LIBOR Indexed Trust Certificates,
  Series 1997-C-5-1, 7.0625%, Due 6/15/00
  (Acquired 4/24/97; Cost $20,000,000) (b)      20,000,000   19,990,000
Long Island Lighting Company Debentures,
  8.90%, Due 7/15/19                            22,000,000   23,433,784
Long Island Lighting Company General and
  Refunding Bonds, 8.625%, Due 4/15/04          10,000,000   10,162,470
Marine Midland Bank Floating Rate Notes,
  6.00%, Due 12/31//09                          21,460,000   21,003,975

                       See notes to financial statements.

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
STRONG ADVANTAGE FUND (continued)
                                                SHARES OR
                                                PRINCIPAL      VALUE
                                                  AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
Maxus Energy Corporation Notes, 9.875%,
  Due 10/15/02                                 $33,045,000 $ 34,697,250
Mercantile Capital Trust I Floating Rate
  Pass-Thru Securities, 6.5688%, Due 2/01/27    10,000,000    9,939,360
Mohegan Tribal Gaming Authority Connecticut
  Senior Secured Notes, Series B, 13.50%,
  Due 11/15/02                                  10,425,000   13,708,875
NBD Bancorp, Inc. Subordinated Floating Rate
  Notes, 5.9375%, Due 12/18/05                  18,530,000   18,497,832
NTC Capital Trust II Floating Rate Capital
  Securities, 6.34%, Due 4/15/27                23,805,000   23,595,944
NWCG Holdings Corporation Senior Secured
  Discount Notes, Series B, Zero %, Due 6/15/99 27,000,000   24,232,500
National Commerce Capital Trust Floating Rate
  Pass-Thru Securities, 6.7613%, Due 4/01/27    15,000,000   15,013,695
National Westminster Bank Floating Rate Notes,
  6.54%, Due 9/29/49                            34,500,000   34,500,000
Newscorp Overseas Limited Floating Rate Debt
  Unit with Swap Agreement (Structured
  Enhanced Return Trusts 1995, Series R-27),
  6.6813%, Due 6/30/99 (Acquired 6/12/95;
  Cost $27,120,000) (b)                         28,250,000   25,425,000
North Fork Bancorp Capital Trust Pass-Thru
  Securities, 8.70%, Due 12/15/26                8,500,000    8,680,625
Northwest Airlines, Inc. Guaranteed Senior Notes,
  12.0916%, Due 12/31/00                           260,051      266,553
Okobank Subordinated Step-Up Perpetual Floating
  Rate Notes, 7.075%, Due 10/29/49                 550,000      560,312
Old Kent Capital Trust I Subordinated Floating
  Rate Capital Income Securities, 6.5188%,
  Due 2/01/27                                   16,000,000   15,960,208
Republic of Panama Floating Rate Notes,
  7.0313%, Due 5/14/02                           2,307,720    2,293,297
Panamsat LP/ Panamsat Capital Corporation
  Senior Secured Notes, 9.75%, Due 8/01/00      65,605,000   69,541,300
Panamsat LP/Panamsat Capital Corporation
  Senior Subordinated Discount Notes, Zero %,
  Due 8/01/03 (Rate Reset Effective 8/01/98)    10,000,000    9,793,700
Paramount Communications, Inc. Notes, 7.50%,
  Due 1/15/02                                   20,000,000   20,146,740
Pinto Totta International Finance, Ltd.
  Non-Cumulative Guaranteed Preference Shares,
  Series A, 7.77%, Due 8/01/49 (Acquired 7/24/97;
  Cost $5,000,000) (b)                           5,000,000    4,958,500
Repap New Brunswick, Inc. First Priority Senior
  Secured Floating Rate Notes, 8.875%,
  Due 7/15/00                                   23,600,000   23,305,000
Residential Reinsurance, Ltd. Floating Rate Notes,
  11.6523%, Due 12/15/98 (Acquired 6/10/97;
  Cost $1,000,000) (b)                           1,000,000    1,003,500
Rowan Companies, Inc. Senior Notes, 11.875%,
  Due 12/01/01                                   4,687,000    4,956,502
Salomon, Inc. Senior Consumer Price Index-Linked
  Bonds, 3.65%, Due 2/14/02                     14,875,000   14,523,578
Santa Fe Energy Resources, Inc. Senior
  Subordinated Debentures, 11.00%, Due 5/15/04  15,920,000   17,352,800
Socgen Real Estate LLC Bonds, 7.64%,
  Due 12/29/49 (Rate Reset Effective 10/01/07)
  (Acquired 8/21/97; Cost $5,750,000) (b)        5,750,000    5,763,840
Star Capital Trust I Floating Rate Securities,
  6.5775%, Due 6/15/27 (Acquired 6/05/97;
  Cost $14,855,400) (b)                         15,000,000   14,931,120
Stop & Shop Companies, Inc. Senior Subordinated
  Notes, 9.75%, Due 2/01/02                      5,000,000    5,541,105
Suntrust Capital I Trust Floating Rate Preferred
  Securities, 6.42%, Due 5/15/27                 6,000,000    5,985,336
Suntrust Capital II Trust Floating Rate Pass-Thru
  Securities, 7.90%, Due 6/15/27                 1,330,000    1,351,263
Swedbank Floating Rate Debt Unit (Medium Term
  Structured Enhanced Return Trusts 1996):
  Series R-34, 6.6188%, Due 11/10/02
  (Acquired 5/23/96; Cost $25,000,000)(b)       25,000,000   25,000,000
  Series R-35, 6.5688%, Due 11/10/02
  (Acquired 10/16/96; Cost $20,000,000)(b)      20,000,000   20,000,000
System Energy Resources, Inc. First Mortgage
  Bonds, 11.375%, Due 9/01/16                      790,000      841,500
TCI Communications, Inc. Remarketed Floating
  Rate Reset Notes, 6.4625%, Due 9/15/03         5,000,000    5,010,645
Tele Communications, Inc. Variable Rate Medium
  Term Notes:
  Tranche #58, 6.5313%, Due 12/20/00            10,000,000   10,009,820
  Tranche #59, 6.5313%, Due 12/20/00             5,000,000    5,005,160
Tenet Healthcare Corporation Senior Notes,
  7.875%, Due 1/15/03                           25,000,000   25,500,000
Time Warner Pass-Thru Asset Trust Securities,
  Series 1997-1, 6.10%, Due 12/30/01
  (Acquired 1/08/97; Cost $22,896,000)(b)       24,000,000   23,203,200
Triangle Pacific Corporation Senior Notes,
  10.50%, Due 8/01/03                            8,210,000    8,825,750
Trident NGL, Inc. Subordinated Notes, 10.25%,
  Due 4/15/03                                    2,500,000    2,684,375
Triton Energy Ltd./Triton Energy Corporation
  Senior Notes, 8.75%, Due 4/15/02              12,000,000   12,498,768
UCAR Global Enterprises, Inc. Senior
  Subordinated Notes, 12.00%, Due 1/15/05        2,000,000    2,277,500
Union Bank of Norway Dual Basis Floating Rate
  Notes (Medium Term Structured Enhanced
  Return Trusts 1995, Series R-31), 7.25%,
  Due 10/25/00 (Acquired 11/06/95;
  Cost $15,000,000) (b)                         15,000,000   15,225,000
Union Planters Capital Trust A Capital Securities,
  8.20%, Due 12/15/26                           15,000,000   15,334,320
Van Kampen Merritt Companies, Inc. Senior
  Secured Notes, 9.75%, Due 2/15/03             11,550,000   12,115,950
Viacom International, Inc. Notes, 9.125%,
  Due 8/15/99                                   27,658,000   28,360,873
Viacom International, Inc. Reset Notes, 8.75%,
  Due 5/15/01 (Rate Reset Effective 5/15/98)    24,815,000   25,332,219
Videotron Holdings PLC Senior Discount Notes,
  Zero %, Due 7/01/04 (Rate Reset Effective
  7/01/99)                                      28,000,000   26,075,000
Wachovia Capital Trust V Capital Securities,
  7.965%, Due 6/01/27 (Acquired 6/03/97;
  Cost $15,000,000) (b)                         15,000,000   15,194,625
Westpoint Stevens, Inc. Senior Notes, 8.75%,
  Due 12/15/01                                  27,805,000   28,847,688
Worldcom, Inc. Senior Notes, 9.375%, Due 1/15/04 8,716,000    9,293,435
Wyman Gordon Company Senior Notes, 10.75%,
  Due 3/15/03                                    1,820,000    1,945,125
                                                          -------------
TOTAL CORPORATE BONDS
  (COST $1,316,591,325)                                   1,323,375,576

NON-AGENCY MORTGAGE & ASSET-BACKED
  SECURITIES 23.3%
AFC Mortgage Loan Trust Variable Rate
  Asset-Backed Certificates, Series 1994-1,
  Class 2A-1, 7.7571%, Due 5/25/25               2,607,169    2,652,377
California Federal Bank, A Federal Savings Bank
  of Los Angeles, Variable Rate Mortgage
  Pass-Thru Certificates, Series 1988 PAL-1,
  Class A, 7.6598%, Due 2/25/18                  2,256,591    2,253,071
Chase Mortgage Finance Corporation Mortgage
  Pass-Thru Certificates, Series 1990-G,
  Class A-Z1, 9.50%, Due 12/25/21                2,099,537    2,153,348

                       See notes to financial statements.

--------------------------------------------------------------------------------
STRONG ADVANTAGE FUND (continued)
                                                 SHARES OR
                                                 PRINCIPAL      VALUE
                                                  AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
Citicorp Mortgage Securities, Inc. Adjustable Rate
  Real Estate Mortgage Investment Conduit
  Pass-Thru Certificates, Series 1992-7, Class 10,
  7.329%, Due 3/25/22                          $ 6,266,013  $ 6,425,609
Collateralized Mortgage Obligation Trust,
  Series 14, Class Z, 8.00%, Due 1/01/17         1,903,067    1,923,339
DLJ Mortgage Acceptance Corporation Variable
  Rate Mortgage Pass-Thru Certificates:
  Series 1990-2, Class A, 7.5743%, Due 1/25/22   8,958,496    9,148,864
  Series 1991-3, Class A1, 7.4974%, Due 2/20/21  1,196,605    1,217,546
  Series 1992-Q7, Class A2, 7.2033%, Due
  9/25/22                                       14,236,312   14,456,548
  Series 1994-Q16, Class 1A1, 8.9144%,
  Due 1/01/25                                   14,096,365   14,468,650
DLJ Mortgage Acceptance Corporation Variable
  Rate Multifamily Mortgage Pass-Thru
  Certificates, Series 1992-MF10, Class A-1,
  7.5313%, Due 12/22/02                          5,836,597    5,894,963
Equipment Pass-Thru Investment Certificates
  Trust Floating Rate Senior Certificates,
  Series 1996-1:
  Class A, 6.875%, Due 9/25/09 (Acquired 6/14/96;
  Cost $4,900,000) (b)                           4,900,000    4,930,625
  Class B, 7.625%, Due 9/25/09 (Acquired 7/01/96;
  Cost $5,390,000) (b)                           5,390,000    5,416,950
  Class C, 10.875%, Due 9/25/03
  (Acquired 6/28/97; Cost $4,798,274) (b)        4,727,364    4,963,732
The Equitable Life Assurance Society of the
  United States Collateralized Floating Rate Notes,
  Series D-2, 6.7023%, Due 5/15/03 (Acquired
  5/23/96 - 8/08/96; Cost $11,521,094) (b)      11,500,000   11,496,435
First Boston Mortgage Securities Corporation
  Variable Rate Mortgage Pass-Thru Certificates,
  Series 1994-MHC1:
  Class C, 6.7484%, Due 4/25/11                  9,600,000    9,636,000
  Class D, 7.3484%, Due 4/25/11                  5,200,000    5,252,000
First USA Bank Credit Card Master Trust Asset
  Backed Certificates, Series 1997-8, Class A,
  5.775%, Due 5/17/10                           15,000,000   15,000,000
Franchise Finance Corporation of America
  Floating Rate Notes, Series 1997-1:
  Class D2, 6.7875%, Due 7/18/13
  (Acquired 6/04/97; Cost $5,726,000) (b)        5,726,000    5,726,000
  Class E2, 7.0375%, Due 1/18/14
  (Acquired 6/04/97; Cost $2,290,000) (b)        2,290,000    2,290,000
Fund America Investors Corporation Variable
  Rate Senior Pass-Thru Certificates, Series
  1993-A, Class A-1, 7.6672%, Due 6/25/23       17,546,516   18,204,510
Glendale Federal Bank Variable Rate Mortgage
  Pass-Thru Certificates, Series 1990-3,
  Class A-1, 7.6818%, Due 3/01/30                3,331,980    3,419,445
Glendale Federal Bank Variable Rate Senior
  Pass-Thru Mortgage Securities, Series 1990-1,
  Class A, 7.4171%, Due 10/25/29                 1,978,201    2,002,928
Greenwich Capital Acceptance, Inc. Variable Rate
  Mortgage Pass-Thru Certificates, Series 1991-1,
  Class A, 7.4057%, Due 2/25/21 (Acquired
  4/18/97 - 6/23/97; Cost $27,343,340)(b)       26,752,914   27,388,296
Greenwich Capital Trust I, Class A, 7.3557%,
  Due 2/15/21 (Acquired 3/04/97; Cost
  $9,299,991) (b)                                8,936,928    9,294,405
Homart Pooled Asset Financial Trust Floating
  Rate Collateral Trust Certificates:
  Class A-3, 7.5313%, Due 12/29/01
  (Acquired 12/21/93; Cost $10,000,000)(b)      10,000,000   10,025,000
  Class A-4, 8.2813%, Due  12/29/01  (Acquired
  2/09/95; Cost $9,987,500)(b)                  10,000,000   10,025,000
Kmart CMBS Financing, Inc. Floating Rate
  Commercial Mortgage Pass-Thru Certificates,
  Series 1997-1, Class D, 6.725%, Due 3/01/07
  (Acquired 2/21/97 - 3/10/97;
  Cost $15,020,625) (b)                         15,000,000   15,028,200
Malan Mortgage Securities Trust Floating Rate
  Commercial Mortgage Pass-Thru Certificates,
  Series 1995-1, Class A2A, 6.4367%, Due 8/15/05
  (Acquired 2/21/97; Cost $4,010,000) (b)        4,000,000    4,005,000
Merrill Lynch Credit Corporation Floating Rate
  Pass-Thru Asset-Backed Mortgage Loans,
  Series 1996-C, Class B, 6.9375%, Due 12/15/21
  (Acquired 5/09/97; Cost $1,159,032) (b)        1,350,165    1,152,919
Merrill Lynch Home Equity Acceptance, Inc.
  Subordinated Variable Rate Mortgage-Backed
  Certificates, Series 1994-A, Class A-1, 6.625%,
  Due 8/17/23                                   11,202,690   11,111,724
Merrill Lynch Mortgage Investors, Inc. Senior
  Subordinated Variable Rate Pass-Thru
  Certificates, Series 1994-A, Class M, 6.6875%,
  Due 11/15/23                                  11,000,000   11,098,010
Morgan Stanley Mortgage Trust Variable Rate
  Collateralized Mortgage Obligation, Series 35,
  Class 35-2, Interest Only, 7,042.25%, Due
  4/20/21                                           33,129      596,321
Perpetual Savings Bank Variable Rate Mortgage
  Pass-Thru Certificates, Series 1991-1, Class B1,
  7.7279%, Due 6/25/19 (Acquired 9/17/96;
  Cost $1,298,588) (b)                           1,285,135    1,299,592
Prudential Home Mortgage Securities Company
  Variable Rate Mortgage Pass-Thru Certificates,
  Series 1988-1, Class A, 7.7997%, Due 4/25/18   1,707,477    1,743,761
Prudential Home Thirty-Year Mortgage Trust
  Subordinated Mortgage Securities, Series 1992-A,
  Class 1B1, 7.20%, Due 4/28/22 (Acquired
  12/12/96; Cost $1,052,722)(b)                  1,052,722    1,045,153
RTC Adjustable Rate Mortgage Loan Pass-Thru
  Certificates, Series 1991-1, Class A-1, 7.3713%,
  Due 4/26/21                                   17,179,535   17,448,051
RTC Mortgage Pass-Thru Securities, Inc.
  Commercial Certificates, Series 1992-C7,
  Class C, 9.25%, Due 6/25/23                    1,197,132    1,212,647
RTC Mortgage Pass-Thru Securities, Inc.
  Manufactured Housing Certificates, Series
  1992-MH1, Class A-1, 7.00%, Due 2/15/19           79,520       79,796
RTC Mortgage Pass-Thru Securities, Inc., Series
  1995-2, Class A-1A, 6.70%, Due 5/25/29           930,434      923,167
RTC Variable Rate Mortgage Pass-Thru
  Securities, Inc.:
  Series 1992-4, Class B-2, 7.5795%, Due
  7/25/28                                        4,376,187    4,518,413
  Series 1992-6, Class A-3, 7.7972%, Due
  1/25/26                                       10,787,568   10,976,350
  Series 1992-6, Class B-9, 6.485%, Due
  11/25/26                                       3,034,334    3,051,418
  Series 1992-15, Class B-7, 7.0175%, Due
  7/25/27                                        1,000,000    1,005,630
  Series 1992-C1, Class B, 7.625%, Due 8/25/23   1,000,372    1,010,376
  Series 1995-1, Class B-5, 6.8345%, Due
  10/25/28                                      20,336,805   20,540,173
  Series 1995-1, Class  B-11, 7.225%, Due
  10/25/28                                       3,843,035    3,887,460
RTC Variable Rate Mortgage Pass-Thru Securities,
  Inc. Commercial Pass-Thru Certificates,
  Series 1994-C2, Class E, 8.00%, Due 4/25/25   12,542,530   12,882,934
Residential Funding Mortgage Securities II, Inc.
  Variable Rate Interest Only Home Equity Loan
  Pass-Thru Certificates, Series 1996-HS2,
  Class A, 1.70%, Due 9/25/12                   45,353,894    1,247,232
Ryland Mortgage Securities Corporation III
  Collateralized Mortgage Bonds, Series 1992-C,
  Class 3-A, 7.65%, Due 11/25/30                11,037,436   11,099,577
Ryland Mortgage Securities Corporation IV
  Variable Rate Collateralized Mortgage Bonds,
  Series 2, Class 3-A, 11.9918%, Due 6/25/23       894,726      932,474

                       See notes to financial statements.

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
STRONG ADVANTAGE FUND (continued)
                                                 SHARES OR
                                                 PRINCIPAL      VALUE
                                                   AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
Ryland Mortgage Securities Corporation Senior
  Mortgage Partnership Variable Rate Securities,
  89-1, Class 1A, Perpetual Savings Bank,
  7.8807%, Due 9/25/19                         $   936,378 $    935,704
Ryland Mortgage Securities Corporation Variable
  Rate Mortgage Participation Securities:
  Series 1990-C1, Class A, 6.261%, Due
  10/25/20                                      20,729,988   20,522,688
  Series 1992-3, Class A-2, 7.5836%, Due
  6/25/20                                       15,482,289   15,656,464
SML Commercial Mortgage Trust Variable Rate
  Pass-Thru Certificates, Series 1994-C1,
  Class A-1, 6.625%, Due 9/18/99                22,499,500   22,526,499
Santa Barbara Savings & Loan Association
  California Real Estate Mortgage Investment
  Conduit Participation Certificates, Series
  1988-A, Class 2, Principal Only, Due 9/01/18   1,073,429      801,218
Sears Mortgage Securities Corporation Variable
  Rate Pass-Thru Certificates, Series 1992-23,
  Class A-4, 6.7699%, Due 10/25/22               2,223,181    2,227,783
Structured Asset Securities Corporation
  1997-N1 LLC:
  Class A-2, Floating Rate Notes, 5.805%,
  Due 9/25/28                                    8,000,000    7,997,520
  Class B, Floating Rate Notes, 5.955%,
  Due 9/25/28                                    8,689,000    8,686,306
Structured Asset Securities Corporation Variable
  Rate Multiclass Pass-Thru Certificates,
  Series 1996-C1:
  Class D, 6.625%, Due 10/25/10 (Acquired
  9/27/96; Cost $5,969,040) (b)                  6,000,000    6,000,000
  Class E, 6.875%, Due 10/25/10 (Acquired
  9/27/96; Cost $2,742,273) (b)                  2,764,388    2,764,388
U-Haul Self-Storage Corporation Commercial
  Mortgage Asset Trust Variable Rate Pass-Thru
  Certificates, Series 1993-1, Class A1, 7.0875%,
  Due 12/01/20 (Acquired 12/02/93;
  Cost $1,048,888) (b)                           1,048,888    1,048,888
Western Federal Savings & Loan Association
  Marina Del Rey California Variable Rate
  Mortgage Pass-Thru Certificates, Series 1991-4,
  Class A, 7.093%, Due 7/01/21                   6,586,751    6,714,402
                                                          -------------
TOTAL NON-AGENCY MORTGAGE & ASSET-BACKED
  SECURITIES (COST $436,134,250)                            439,443,879

UNITED STATES GOVERNMENT & AGENCY
  ISSUES 3.9%
FHLMC Participation Certificates:
  9.00% Due 1/01/05 thru 9/15/20                43,269,908   46,275,665
  10.75%, Due 10/01/00                              72,529       76,202
  11.00%, Due 10/01/00 thru 9/01/20              1,708,816    1,892,010
  11.75%, Due 5/01/11 thru 6/01/11               1,458,233    1,637,044
  12.00%, Due 9/01/11 thru 2/01/15                 541,675      614,390
  12.25%, Due 7/01/15                            1,011,168    1,145,745
  12.50%, Due 2/01/15                              171,199      196,179
FNMA Guaranteed Real Estate Mortgage
  Investment Conduit Pass-Thru Certificates:
  9.00%, Due 5/01/17 thru 3/25/20               14,830,050   15,735,582
  13.50%, Due 9/01/14                               17,316       20,583
FNMA Guaranteed Real Estate Mortgage
  Investment Conduit Variable Rate Pass-Thru
  Certificates, 7.852%, Due 12/01/17             4,590,501    4,779,859
GNMA Guaranteed Pass-Thru Certificates:
  13.50%, Due 8/15/14 thru 11/15/14                121,956      147,178
  15.00%, Due 8/15/11 thru 9/15/12                  45,725       56,819
                                                          -------------
TOTAL UNITED STATES GOVERNMENT & AGENCY
  ISSUES (COST $71,897,711)                                  72,577,256

OPTIONS 0.1%
Merrill Lynch Swaption (The option to receive a
  fixed interest rate of 7.75%; exercisable at
  a strike price of 100 beginning 4/09/04 and
  expiring 4/09/25.) (Cost $1,512,573)          32,666,667    2,188,667

PREFERRED STOCKS 1.1%
Banco Central Hispanoamericano, SA Eurocap,
  7.8469%                                          600,000   15,480,000
California Federal Bank, A Federal Savings Bank,
  Los Angeles, Series B 10.625%                     10,000    1,103,750
NB Capital Corporation 8.35% Exchangeable
  (Acquired 8/22/97; Cost $5,000,000) (b)            5,000    5,000,000
                                                          -------------
TOTAL PREFERRED STOCKS (COST $21,392,500)                    21,583,750

SHORT-TERM INVESTMENTS (a) 2.6%
COMMERCIAL PAPER 0.1%
INTEREST BEARING, DUE UPON DEMAND
American Family Financial Services, Inc., 5.20%     20,100       20,100
Johnson Controls, Inc., 5.22%                      719,700      719,700
Wisconsin Electric Power Company, 5.24%            124,000      124,000
                                                          -------------
                                                                863,800
CORPORATE BONDS 0.9%
Ford Motor Credit Debt Unit with Premium Call
  (Structured Enhanced Return Trusts 1995,
  Series R-20), 9.75%, Due 2/03/98
  (Acquired 2/08/95; Cost $4,997,500) (b)        5,000,000    5,450,000
Rogers Communications, Inc. Floating Rate Debt
  Unit with Premium Call (Medium Term
  Structured Enhanced Return Trusts 1995,
  Series R-25), 8.725%, Due 6/21/98
  (Acquired 5/15/95; Cost $12,000,000) (b)      12,000,000   12,084,000
                                                          -------------
                                                             17,534,000
REPURCHASE AGREEMENT 1.4%
Cantor Fitzgerald & Company, Inc. (Dated 8/29/97),
  5.47%, Due 9/02/97 (Repurchase proceeds
  $26,716,228); Collateralized by $26,700,000
  United States Treasury Notes, 6.25%, Due
  5/31/99 (Market Value $27,234,000)(g)         26,700,000   26,700,000

UNITED STATES GOVERNMENT ISSUES 0.2%
United States Treasury Bills, Due 9/04/97 thru
  11/28/97 (c)                                   3,685,000    3,670,190
                                                          -------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $48,231,406)                                         48,767,990
                                                          -------------
TOTAL INVESTMENTS IN SECURITIES
  (COST $1,895,759,765) 101.3%                            1,907,937,118
Other Assets and Liabilities, Net (1.3%)                    (24,531,242)
                                                         --------------
NET ASSETS 100.0%                                        $1,883,405,876
                                                         ==============


FUTURES
-------

                                                     UNDERLYING
                                        EXPIRATION  FACE AMOUNT    UNREALIZED
                                           DATE      AT VALUE     DEPRECIATION
--------------------------------------------------------------------------------
Purchased:
    9  Ten-Year U.S. Treasury Notes        12/97   $    978,188     ($  2,880)
 Sold:
  347  Two-Year U.S. Treasury Notes        12/97     71,590,438       (18,868)
1,734  Five-Year U.S. Treasury Notes       12/97    184,562,626       (11,887)
  390  Ten-Year U.S. Treasury Notes        12/97     42,388,125       (43,425)
  730  Thiry-Year U.S. Treasury Bonds      12/97     82,307,500      (410,714)



                       See notes to financial statements.

--------------------------------------------------------------------------------
STRONG ADVANTAGE FUND (continued)



--------------------------------------------------------------------------------
                                                  PERCENTAGE OF
INDUSTRY DIVERSIFICATION                            NET ASSETS
----------------------------------------------------------------
Bank - Money Center .................................  14.3%
Non-Agency Single Family ............................  11.9
Bank - Regional .....................................  10.2
Media - Radio/TV ....................................   8.6
Non-Agency Asset-Backed .............................   5.3
Non-Agency Commercial ...............................   5.2
Media - Publishing ..................................   4.2
Telecommunication Service ...........................   4.2
Household Appliances & Furnishings ..................   2.9
FHLMC ...............................................   2.8
Bank - Super Regional ...............................   2.4
Healthcare - Patient Care ...........................   2.4
Energy - Alternate Source ...........................   2.3
Chemical ............................................   2.0
Electric Power ......................................   1.8
Oil - International Integrated ......................   1.8
Oil - North American Exploration & Production .......   1.6
Paper & Forest Products .............................   1.6
U.S. Government .....................................   1.6
Airline .............................................   1.5
Leisure Service .....................................   1.5
Savings & Loan ......................................   1.5
Brokerage & Investment Management ...................   1.4
Real Estate .........................................   1.4
FNMA ................................................   1.1
Non-Agency Manufactured Housing .....................   0.9
Mortgage & Related Service ..........................   0.8
Retail - Specialty ..................................   0.8
Insurance - Property & Casualty .....................   0.5
Telecommunication Equipment .........................   0.5
Automobile ..........................................   0.3
Commercial Service ..................................   0.3
Engineering & Construction ..........................   0.3
Oil Well Equipment & Service ........................   0.3
Retail - Food Chain .................................   0.3
Chemical - Specialty ................................   0.2
Aerospace & Defense .................................   0.1
Computer Service ....................................   0.1
Finance - Miscellaneous .............................   0.1
Foreign Government ..................................   0.1
Natural Gas Distribution ............................   0.1
Steel ...............................................   0.1
Other Assets and Liabilities, Net ...................  (1.3)
                                                      -----
Total                                                 100.0%
                                                      =====


                                                   PERCENTAGE OF
COUNTRY DIVERSIFICATION                             NET ASSETS
----------------------------------------------------------------

United States ......................................   86.7%
United Kingdom .....................................    6.1%
Sweden .............................................    2.4%
Canada .............................................    1.9%
France .............................................    1.1%
Australia ..........................................    0.8%
Norway .............................................    0.8%
Spain ..............................................    0.8%
Ireland ............................................    0.3%
Portugal ...........................................    0.3%
Panama .............................................    0.1%
Other Assets and Liabilities, Net ..................   (1.3%)
                                                      -----
Total                                                 100.0%
                                                      =====


LEGEND
------
(a) Short-term investments include any security which has a maturity of less than one year.
(b)  Restricted security.
(c) All or a portion of security pledged to cover margin requirements for futures contracts.
(d) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(e)  Variable rate security.
(f)  When-issued security.
(g) The funds may engage in repurchase agreements where the underlying collateral consists of U.S. Government securities which are maintained in a segregated account with a custodian. The market value of the collateral must exceed the principal amount by at least two percent on a daily basis.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
-------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN -- Bond Anticipation Notes
CDA -- Commercial Development Authority
CDR -- Commercial Development Revenue
COP -- Certificates of Participation
DFA  --  Development Finance Authority
EDA  --  Economic Development Authority
EDC -- Economic Development Corporation
EDFA -- Economic Development Finance Authority
EDR  --  Economic Development Revenue
EFA -- Educational Facilities Authority
GO --  General Obligation
HDA  --  Housing Development Authority
HDC -- Housing Development Corporation
HFA -- Housing Finance Authority
HFC -- Housing Finance Corporation
IBA -- Industrial Building Authority
IBR --  Industrial Building Revenue
IDA --  Industrial Development Authority
IDB --  Industrial Development Board
IDC --  Industrial Development Corporation
IDFA -- Industrial Development Finance Authority
IDR -- Industrial Development Revenue
IFA --  Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR -- Multi-Family Housing Revenue
MFMR -- Multi-Family Mortgage Revenue
PCR -- Pollution Control Revenue
PCFA -- Pollution Control Financing Authority
RAN -- Revenue Anticipation Notes
SFHR -- Single Family Housing Revenue
SFMR -- Single Family Mortgage Revenue
TAN -- Tax Anticipation Notes
TRAN -- Tax and Revenue Anticipation Notes


                       See notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
August 31, 1997 (Unaudited)
                                                                     (In Thousands, Except Per Share Amounts)

                                                                     STRONG HERITAGE        STRONG MUNICIPAL
                                                                       MONEY FUND           MONEY MARKET FUND
                                                                     ---------------        -----------------
ASSETS:
   Investments in Securities, at Amortized Cost                        $1,691,016             $1,848,120
   Receivable from Brokers for Securities Sold                                 --                 18,881
   Interest Receivable                                                      6,094                 13,124
   Other Assets                                                                67                    533
                                                                       ----------             ----------
   Total Assets                                                         1,697,177              1,880,658
LIABILITIES:
   Payable to Brokers for Securities Purchased                                 --                 34,478
   Dividends Payable                                                        8,055                  5,547
   Accrued Operating Expenses and Other Liabilities                           159                    270
                                                                       ----------             ----------
   Total Liabilities                                                        8,214                 40,295
                                                                       ----------             ----------
NET ASSETS                                                             $1,688,963             $1,840,363
                                                                       ==========             ==========
NET ASSETS CONSIST OF:
   Capital (par value and paid-in surplus)                             $1,688,963             $1,840,363
                                                                       ==========             ==========
Capital Shares Outstanding (Unlimited Number Authorized)                1,688,963              1,840,363

NET ASSET VALUE PER SHARE                                                   $1.00                  $1.00
                                                                            =====                  =====



                                                                    STRONG MUNICIPAL             STRONG
                                                                     ADVANTAGE FUND          ADVANTAGE FUND
                                                                    ----------------         --------------
ASSETS:
   Investments in Securities, at Value (Cost of $863,145 and
     $1,895,760, respectively)                                           $867,188             $1,907,937
   Receivable from Brokers for Securities and Forward Foreign
     Currency Contracts Sold                                               35,956                  5,197
   Receivable for Fund Shares Sold                                          1,210                  3,768
   Interest Receivable                                                     11,270                 22,502
   Other Assets                                                               280                    956
                                                                         --------              ---------
   Total Assets                                                           915,904              1,940,360
LIABILITIES:
   Payable to Brokers for Securities and Forward Foreign
     Currency Contracts Purchased                                          42,973                 45,811
   Payable for Fund Shares Redeemed                                            90                  1,247
   Dividends Payable                                                        3,144                  9,642
   Accrued Operating Expenses and Other Liabilities                            64                    254
                                                                         --------             ----------
   Total Liabilities                                                       46,271                 56,954
                                                                         --------             ----------
NET ASSETS                                                               $869,633             $1,883,406
                                                                         ========             ==========
NET ASSETS CONSIST OF:
   Capital (par value and paid-in surplus)                               $868,389             $1,875,205
   Undistributed Net Realized Loss                                         (2,799)                (3,489)
   Net Unrealized Appreciation                                              4,043                 11,690
                                                                         --------             ----------
   Net Assets                                                            $869,633             $1,883,406
                                                                         ========             ==========
Capital Shares Outstanding (Unlimited Number Authorized)                  173,531                186,335

NET ASSET VALUE PER SHARE                                                   $5.01                 $10.11
                                                                            =====                 ======

                                            See notes to financial statements.


STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended August 31, 1997 (Unaudited)
                                                                                    (In Thousands)

                                                                        STRONG HERITAGE        STRONG MUNICIPAL
                                                                          MONEY FUND           MONEY MARKET FUND
                                                                        ---------------        -----------------
INTEREST INCOME                                                             $54,836                $38,778
EXPENSES:
   Investment Advisory Fees                                                   4,835                  4,670
   Custodian Fees                                                                37                     26
   Shareholder Servicing Costs                                                  428                    755
   Other                                                                        270                    176
                                                                            -------                -------
   Total Expenses before Waivers and Absorptions                              5,570                  5,627
   Voluntary Expense Waivers and Absorptions by Advisor                      (3,577)                    --
                                                                            -------                -------
   Expenses, Net                                                              1,993                  5,627
                                                                            -------                -------
NET INVESTMENT INCOME                                                       $52,843                $33,151
                                                                            =======                =======



                                                                       STRONG MUNICIPAL             STRONG
                                                                        ADVANTAGE FUND          ADVANTAGE FUND
                                                                       ----------------         --------------
INCOME:
   Dividends                                                                $    --                $   890
   Interest                                                                  18,197                 57,385
                                                                            -------                -------
   Total Income                                                              18,197                 58,275
EXPENSES:
   Investment Advisory Fees                                                   2,196                  5,018
   Custodian Fees                                                                16                     34
   Shareholder Servicing Costs                                                  160                  1,210
   Federal and State Registration Fees                                           74                    142
   Other                                                                         54                    189
                                                                            -------                -------
   Total Expenses before Waivers and Absorptions                              2,500                  6,593
   Voluntary Expense Waivers and Absorptions by Advisor                      (1,212)                    --
                                                                            -------                -------
   Expenses, Net                                                              1,288                  6,593
                                                                            -------                -------
NET INVESTMENT INCOME                                                        16,909                 51,682
REALIZED AND UNREALIZED GAIN (LOSS):
   Net Realized Gain (Loss) on:
     Investments                                                               (701)                 3,476
     Futures Contracts, Options and Forward Foreign
       Currency Contracts                                                      (474)                (3,765)
                                                                            -------                -------
   Net Realized Loss                                                         (1,175)                  (289)
   Change in Unrealized Appreciation/Depreciation on:
     Investments                                                              1,537                  4,980
     Futures Contracts, Options and Forward Foreign
       Currency Contracts                                                        --                   (884)
                                                                            -------                -------
   Net Change in Unrealized Appreciation/Depreciation                         1,537                  4,096
                                                                            -------                -------
NET GAIN                                                                        362                  3,807
                                                                            -------                -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $17,271                $55,489
                                                                            =======                =======


                                            See notes to financial statements.
                                                                                                        33


STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

                                                                                      (In Thousands)

                                                                     STRONG HERITAGE                    STRONG MUNICIPAL
                                                                       MONEY FUND                       MONEY MARKET FUND
                                                            --------------------------------    ---------------------------------
                                                            SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                              AUG. 31, 1997    FEB. 28, 1997      AUG. 31, 1997     FEB. 28, 1997
                                                            ----------------   -------------    ----------------    -------------
                                                               (UNAUDITED)                         (UNAUDITED)
OPERATIONS:
   Net Investment Income                                      $   52,843        $   84,722         $   33,151        $   60,309
   Net Realized Loss                                                 --            (13,448)               --                --
                                                               ---------        ----------         ----------        ----------
   Increase in Net Assets Resulting from Operations               52,843            71,274             33,151            60,309

DISTRIBUTIONS:
   From Net Investment Income                                    (52,843)          (84,722)           (33,151)          (60,309)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from Shares Sold                                   1,160,024         3,030,732          1,586,471         3,223,480
   Proceeds from Reinvestment of Dividends                        49,967            75,780             30,431            56,751
   Payment for Shares Redeemed                                (1,521,186)       (2,048,407)        (1,671,436)       (2,994,239)
                                                              ----------        ----------         ----------        ----------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions                                         (311,195)        1,058,105            (54,534)          285,992

CAPITAL CONTRIBUTION (NOTE 6)                                        --             13,448                --                --
                           -                                  ----------        ----------         ----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         (311,195)        1,058,105            (54,534)          285,992

NET ASSETS:
   Beginning of Period                                         2,000,158           942,053          1,894,897         1,608,905
                                                              ----------        ----------         ----------        ----------
   End of Period                                              $1,688,963        $2,000,158         $1,840,363        $1,894,897
                                                              ==========        ==========         ==========        ==========

TRANSACTIONS IN SHARES OF THE FUND:
   Sold                                                        1,160,024         3,030,732          1,586,471         3,223,480
   Issued in Reinvestment of Dividends                            49,967            75,780             30,431            56,751
   Redeemed                                                   (1,521,186)       (2,048,407)        (1,671,436)       (2,994,239)
                                                              ----------        ----------         ----------        ----------
   Net Increase (Decrease) in Shares of the Fund                (311,195)        1,058,105            (54,534)          285,992
                                                              ==========        ==========         ==========        ==========


                                                                    STRONG MUNICIPAL                         STRONG
                                                                     ADVANTAGE FUND                      ADVANTAGE FUND
                                                            --------------------------------    ---------------------------------
                                                            SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                             AUGUST 31, 1997   FEB. 28, 1997     AUGUST 31, 1997    FEB. 28, 1997
                                                            ----------------   -------------    ----------------    -------------
                                                               (UNAUDITED)                         (UNAUDITED)
OPERATIONS:
   Net Investment Income                                        $ 16,909          $ 19,356         $   51,682        $   76,093
   Net Realized Gain (Loss)                                       (1,175)           (1,624)              (289)            4,004
   Change in Unrealized Appreciation (Depreciation)                1,537             2,656              4,096             4,042
                                                                --------          --------         ----------        ----------
   Increase in Net Assets Resulting from Operations               17,271            20,388             55,489            84,139

DISTRIBUTIONS:
   From Net Investment Income                                    (16,909)          (19,356)           (51,682)          (75,751)
   From Net Realized Gains                                            --                (1)                --                --
                                                                --------          --------         ----------        ----------
   Total Distributions                                           (16,909)          (19,357)           (51,682)          (75,751)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from Shares Sold                                     585,824           863,029          1,043,843         1,362,671
   Proceeds from Reinvestment of Dividends                        13,959            15,060             44,934            65,491
   Payment for Shares Redeemed                                  (374,775)         (367,350)          (728,872)         (916,636)
                                                                --------          --------         ----------        ----------
   Increase in Net Assets from Capital Share Transactions        225,008           510,739            359,905           511,526
                                                                --------          --------         ----------        ----------

TOTAL INCREASE IN NET ASSETS                                     225,370           511,770            363,712           519,914

NET ASSETS:
   Beginning of Period                                           644,263           132,493          1,519,694           999,780
                                                                --------          --------         ----------        ----------
   End of Period                                                $869,633          $644,263         $1,883,406        $1,519,694
                                                                ========          ========         ==========        ==========

TRANSACTIONS IN SHARES OF THE FUND:
   Sold                                                          117,053           172,620            103,544           135,808
   Issued in Reinvestment of Dividends                             2,789             3,010              4,458             6,528
   Redeemed                                                      (74,915)          (73,479)           (72,320)          (91,328)
                                                                 -------           -------            -------           -------
   Net Increase in Shares of the Fund                             44,927           102,151             35,682            51,008
                                                                 =======           =======            =======           =======


                                            See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
August 31, 1997 (Unaudited)

1.   ORGANIZATION
     The accompanying  financial statements represent the Strong Cash Management
     Funds,  which  include  the  following  diversified,   open-end  management
     investment companies registered under the Investment Company Act of 1940:

     _  Strong Heritage Money Fund (a series of Strong Heritage Reserve
        Series, Inc.)
     _ Strong Municipal Money Market Fund (a series of Strong Municipal Funds, Inc.)
     _  Strong Municipal Advantage Fund (a series of Strong Municipal Funds,
        Inc.)
     _  Strong Advantage Fund, Inc.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     (A) Security Valuation-- Securities of the Strong Municipal Advantage Fund and the Strong Advantage Fund, Inc. are valued at fair value through valuations obtained by a commercial pricing service or the mean of the bid and asked prices when no last sales price is available. Securities for which market quotations are not readily available, when held by the Funds, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity and all investments in the Strong Heritage Money Fund and the Strong Municipal Money Market Fund are valued at amortized cost, which approximates current value. Amortized cost for Federal income tax and financial reporting purposes is the same.

          The Funds may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities held at August 31, 1997 were as follows:
                                        AGGREGATE      AGGREGATE      PERCENT OF
                                           COST        FAIR VALUE     NET ASSETS
                                        ---------      ----------     ----------

          Strong Heritage Money Fund   $559,419,773   $561,382,383      33.2%*
          Strong Advantage Fund         415,927,432    415,769,408      22.1%**

          *Of these  securities  which are  restricted  as to  resale,  100% are
          Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and also have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.
          **Of these securities which are restricted as to resale, 71.9% are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and also have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required.

          The  character  of  distributions   made  during  the  year  from  net
          investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (C) Realized Gains and Losses on Investment Transactions -- Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.


     (D) Futures -- Upon entering into a futures contract, the Funds pledge to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. The Funds also receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin," and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (E) Options-- Premiums received by the Funds upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Funds realize a gain or loss, and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.

--------------------------------------------------------------------------------
August 31, 1997 (Unaudited)

     (F) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     (G) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (H) Additional Investment Risks -- The Funds may utilize derivative instruments including options, futures, foreign denominated assets, and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices or interest rates. The use of these instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

     (I) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (J) Other -- Investment security transactions are recorded as of the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discounts.

3.   RELATED PARTY TRANSACTIONS
     Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Funds are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Funds. Investment advisory fees, which are established by terms of the Advisory Agreements, are based on the following annualized rates of the average daily net assets: Strong Heritage Money Fund and Strong Municipal Money Market Fund .50%, Strong Municipal Advantage Fund and Strong Advantage Fund .60%. Advisory fees are subject to reimbursement by the Advisor if the Funds' operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

     Strong Municipal Advantage Fund and Strong Advantage Fund may invest cash reserves in money market funds sponsored and managed by Strong Capital Management, Inc., subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, the Advisor remits to each Fund an amount equal to all fees otherwise due to them under their investment advisory agreement for the assets invested in such money market funds.

     Certain information regarding related party transactions for the six months ended August 31, 1997, excluding the effect of waivers and absorptions, is as follows:

                                        PAYABLE TO      OTHER SHAREHOLDER    UNAFFILIATED
                                        ADVISOR AT     SERVICING EXPENSES     DIRECTORS'
                                      AUGUST 31, 1997    PAID TO ADVISOR         FEES
                                      ---------------  ------------------    ------------

  Strong Heritage Money Fund            $158,774            $3,327             $12,269
  Strong Municipal Money Market Fund      40,771             7,191              11,947
  Strong Municipal Advantage Fund         57,464             1,579               4,584
  Strong Advantage Fund                  112,454             7,626              10,706


--------------------------------------------------------------------------------


4.   CAPITAL CONTRIBUTION
     On January 31, 1997, the Advisor purchased a security from the Strong Heritage Money Fund for $13,448,000 in excess of the security's fair value. The Fund recorded a realized loss on the sale and a capital contribution of an equal amount from the Advisor. The Advisor received no shares of Strong Heritage Money Fund or other consideration in exchange for such contribution. For tax purposes, these capital contributions reduced the realized losses for the year ended February 28, 1997.

5.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of long-term securities for the six months ended August 31, 1997 were as follows:

                                                     PURCHASES                              SALES
                                         --------------------------------     -------------------------------
                                         U.S. GOVERNMENT                      U.S. GOVERNMENT
                                           AND AGENCY            OTHER          AND AGENCY            OTHER
                                         ---------------   --------------     ---------------    ------------

Strong Heritage Money Fund               $         __      $           __     $        __        $         __
Strong Municipal Money Market Fund                 __                  __              __                  __
Strong Municipal Advantage Fund                    __         212,984,380              __          93,736,887
Strong Advantage Fund                     116,372,738       1,284,018,232      55,256,519         927,234,250

6.   INCOME TAX INFORMATION
     The investment cost, gross unrealized appreciation and depreciation on investments and capital loss carryovers (expiring in varying amounts through 2005) for federal income tax purposes were as follows:

                                                               AT AUGUST 31, 1997                          AT FEBRUARY 28, 1997
                                    -------------------------------------------------------------------    --------------------
                                      FEDERAL TAX       UNREALIZED       UNREALIZED            NET          NET CAPITAL LOSS
                                         COST          APPRECIATION     DEPRECIATION      APPRECIATION         CARRYOVERS
                                    --------------     -------------     ------------      ------------      ----------------

Strong Heritage Money Fund          $1,691,016,199     $        __         $      __       $        __          $      __
Strong Municipal Money Market Fund   1,848,120,379              __                __                __                 __
Strong Municipal Advantage Fund        863,156,625       4,130,874          (99,715)         4,031,159          1,611,490
Strong Advantage Fund                1,895,840,086      16,858,694       (4,761,662)        12,097,032          2,408,327



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------


STRONG HERITAGE MONEY FUND
--------------------------------------------------------------------------------------------------------------------
                                                     SELECTED PER-SHARE DATA (a)
                  --------------------------------------------------------------------------------------------------
                          INCOME FROM INVESTMENT OPERATIONS           LESS DISTRIBUTIONS
                  -----------------------------------------------  ------------------------


                  Net Asset            Net Realized      Total                                           Net Asset
                    Value,      Net       Losses          from      From Net                   Capital     Value,
                  Beginning  Investment     on         Investment  Investment     Total     Contribution   End of
                  of Period    Income   Investments    Operations    Income   Distributions   (Note 4)     Period

Aug. 31, 1997 (b)   $1.00      $0.03        __           $0.03       ($0.03)     ($0.03)          __       $1.00
Feb. 28, 1997        1.00       0.06     ($0.01)          0.05        (0.06)      (0.06)       $0.01        1.00
Feb. 29, 1996 (c)    1.00       0.04        __            0.04        (0.04)      (0.04)          __        1.00


STRONG HERITAGE MONEY FUND (Continued)
--------------------------------------------------------------------------------------
                                       RATIOS AND SUPPLEMENTAL DATA
                   -------------------------------------------------------------------
                                  Net                  Ratio of Expenses  Ratio of Net
                                Assets,     Ratio of    to Average Net     Investment
                                End of      Expenses    Assets Without       Income
                   Total      Period (In   to Average    Waivers and       to Average
                   Return      Millions)   Net Assets    Absorptions       Net Assets


Aug. 31, 1997 (b)   +2.8%       $1,689        0.2%*         0.6%*            5.4%*
Feb. 28, 1997       +5.7%(d)     2,000        0.1%          0.6%             5.6%
Feb. 29, 1996 (c)   +4.1%          942        0.0%*         0.6%*            5.9%*


*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended August 31, 1997 (Unaudited). Total return is not annualized.
(c) For the period from June 29, 1995 (inception) to February 29, 1996. Total return is not annualized.
(d) Had the Advisor not made the capital contribution as described in the notes to the financial statements, the adjusted total return would have been 5.0% for the fiscal year ended February 28, 1997.



STRONG MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                  SELECTED PER-SHARE DATA (a)
---------------------------------------------------------------------------------------
                  INCOME FROM INVESTMENT OPERATIONS   LESS DISTRIBUTIONS (d)                     RATIOS AND SUPPLEMENTAL DATA
                 ----------------------------------  ------------------------            -------------------------------------------
                                                                                                    Net                 Ratio of Net
                 Net Asset                  Total                             Net Asset            Assets,    Ratio of   Investment
                   Value,       Net         from      From Net                 Value,              End of     Expenses     Income
                 Beginning   Investment  Investment  Investment     Total      End of    Total   Period (In  to Average  to Average
                 of Period    Income     Operations    Income   Distributions  Period    Return   Millions)  Net Assets  Net Assets

Aug. 31, 1997 (b)  $1.00       $0.02       $0.02      ($0.02)     ($0.02)      $1.00     +1.8%     $1,840       0.6%*       3.5%*
Feb. 28, 1997       1.00        0.03        0.03       (0.03)      (0.03)       1.00     +3.5%      1,895       0.6%        3.5%
Feb. 29, 1996 (c)   1.00        0.01        0.01       (0.01)      (0.01)       1.00     +0.6%      1,609       0.6%*       3.6%*
Dec. 31, 1995       1.00        0.04        0.04       (0.04)      (0.04)       1.00     +4.1%      1,416       0.6%        4.0%
Dec. 31, 1994       1.00        0.03        0.03       (0.03)      (0.03)       1.00     +2.9%      1,261       0.6%        2.9%
Dec. 31, 1993       1.00        0.02        0.02       (0.02)      (0.02)       1.00     +2.5%      1,173       0.7%        2.5%
Dec. 31, 1992       1.00        0.03        0.03       (0.03)      (0.03)       1.00     +3.4%      1,105       0.7%        3.3%



*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended August 31, 1997 (Unaudited). Total return is not annualized.
(c) For the two month period ended February 29, 1996. Total return is not annualized.
(d)  Tax-exempt for regular federal income tax purposes.




STRONG MUNICIPAL ADVANTAGE FUND
-------------------------------------------------------------------------------------------------------------
                              SELECTED PER-SHARE DATA(a)
-------------------------------------------------------------------------------------------------------------
                             INCOME FROM INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
                   --------------------------------------------------   -------------------------

                   Net Asset                Net Realized      Total                                Net Asset
                     Value,       Net      and Unrealized     from       From Net                    Value,
                   Beginning   Investment     Gains on     Investment   Investment      Total        End of
                   of Period     Income     Investments    Operations     Income    Distributions    Period

Aug. 31, 1997(b)     $5.01       $0.12            __          $0.12      ($0.12)      ($0.12)        $5.01
Feb. 28, 1997         5.01        0.25            __           0.25       (0.25)       (0.25)         5.01
Feb. 29, 1996(c)      5.00        0.06         $0.01           0.07       (0.06)       (0.06)         5.01


STRONG MUNICIPAL ADVANTAGE FUND (Continued)
----------------------------------------------------------------------------------------------

                                          RATIOS AND SUPPLEMENTAL DATA
                    --------------------------------------------------------------------------

                                 Net                 Ratio of Expenses  Ratio of Net
                               Assets,     Ratio of    to Average Net    Investment
                               End of      Expenses    Assets Without      Income    Portfolio
                    Total    Period (In   to Average     Waivers and     to Average   Turnover
                    Return    Millions    Net Assets     Absorptions     Net Assets     Rate

Aug. 31, 1997(b)     +2.3%      $870         0.4%*           0.7%*          4.6%*       26.2%
Feb. 28, 1997        +5.1%       644         0.0%            0.7%           5.0%        40.8%
Feb. 29, 1996(c)     +1.4%       132         0.0%*           0.7%*          4.9%*       17.1%



*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended August 31, 1997 (Unaudited). Total return and portfolio turnover rate are not annualized.
(c) For the period from November 30, 1995 (inception) to February 29, 1996. Total return and portfolio turnover rate are not annualized.



STRONG ADVANTAGE FUND
--------------------------------------------------------------------------------------------------------------------------
                                  SELECTED PER-SHARE DATA(a)
                 ---------------------------------------------------------------------------------------------------------
                          INCOME FROM INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                 -------------------------------------------------    --------------------------------------

                                          Net Realized
                   Net Asset             and Unrealized    Total                  In Excess                    Net Asset
                     Value,      Net          Gains         from       From Net     of Net                       Value,
                   Beginning  Investment  (Losses)on    Investment    Investment   Realized       Total          End of
                   of Period    Income    Investments   Operations      Income       Gains     Distributions     Period


Aug. 31, 1997(b)    $10.09      $0.31        $0.02        $0.33        ($0.31)        __        ($0.31)         $10.11
Feb. 28, 1997        10.03       0.62         0.06         0.68         (0.62)        __         (0.62)          10.09
Feb. 29, 1996(c)     10.04       0.10        (0.01)        0.09         (0.10)        __         (0.10)          10.03
Dec. 31, 1995         9.98       0.67         0.06         0.73         (0.67)        __         (0.67)          10.04
Dec. 31, 1994        10.19       0.55        (0.19)        0.36         (0.55)    ($0.02)        (0.57)           9.98
Dec. 31, 1993        10.01       0.59         0.18         0.77         (0.59)        __         (0.59)          10.19
Dec. 31, 1992         9.90       0.70         0.11         0.81         (0.70)        __         (0.70)          10.01

STRONG ADVANTAGE FUND (Continued)
--------------------------------------------------------------------------------

                                  RATIOS AND SUPPLEMENTAL DATA
                   -------------------------------------------------------------

                                 Net                    Ratio of Net
                               Assets,      Ratio of     Investment
                               End of       Expenses       Income    Portfolio
                    Total    Period (In    to Average    to Average   Turnover
                   Return     Millions)    Net Assets    Net Assets     Rate

Aug. 31, 1997(b)    +3.3%      $1,883         0.8%*         6.1%*       59.9%
Feb. 28, 1997       +7.0%       1,520         0.8%          6.2%       154.9%
Feb. 29, 1996(c)    +0.9%       1,000         0.8%*         6.3%*       17.2%
Dec. 31, 1995       +7.5%         990         0.8%          6.6%       183.7%
Dec. 31, 1994       +3.6%         911         0.8%          5.6%       221.0%
Dec. 31, 1993       +7.9%         415         0.9%          5.8%       304.8%
Dec. 31, 1992       +8.4%         272         1.0%          7.0%       316.1%


*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended August 31, 1997 (Unaudited). Total return and portfolio turnover rate are not annualized.
(c) For the two month period ended February 29, 1996. Total return and portfolio turnover rate are not annualized.

NOTES
--------------------------------------------------------------------------------

                                   DIRECTORS
                                Richard S. Strong
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                       Lawrence A. Totsky, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                               INVESTMENT ADVISOR
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                              Firstar Trust Company
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                                     AUDITOR
                            Coopers & Lybrand L.L.P.
              411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.


                             [PICTURE OF TELEPHONE]
                        To order a free prospectus kit,
                              CALL 1-800-368-1030.

                         To learn more about our funds,
                          discuss an existing account,
                           or conduct a transaction,
                              CALL 1-800-368-3863.
                              --------------------

                                  If you are a
                            Financial Professional,
                              CALL 1-800-368-1683



                    [PICTURE OF STRONG WEB SITE ON COMPUTER]
                                 Strong On-line
                              www.strong-funds.com




                                  [STRONG LOGO]

                                  STRONG FUNDS
                   P.O. Box 2936 o Milwaukee, Wisconsin 53201
                    Strong Funds Distributors, Inc. 6032H97               97SCSH